                            THE GRIFFIN FUNDS, INC.

                               MONEY MARKET FUND
                          TAX-FREE MONEY MARKET FUND
                             SHORT-TERM BOND FUND
                          U.S. GOVERNMENT INCOME FUND
                              MUNICIPAL BOND FUND
                           CALIFORNIA TAX-FREE FUND
                                   BOND FUND
                             GROWTH & INCOME FUND
                                  GROWTH FUND

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                               FEBRUARY 26, 1999

To the Shareholders:

 Notice is hereby given that a Special Meeting of Shareholders of the Money Market Fund (the "Griffin Money Market Fund"), the Tax-Free Money Market Fund (the "Griffin Tax-Free Money Market Fund"), the Short-Term Bond Fund (the "Griffin Short-Term Bond Fund"), the U.S. Government Income Fund (the "Griffin U.S. Government Income Fund"), the Municipal Bond Fund (the "Griffin Municipal Bond Fund"), the California Tax-Free Fund (the "Griffin California Fund"), the Bond Fund (the "Griffin Bond Fund"), the Growth & Income Fund (the "Griffin Growth & Income Fund") and the Growth Fund (the "Griffin Growth Fund"), each a series of The Griffin Funds, Inc., will be held on February 26, 1999 at 10:00 a.m., Pacific Time, at the offices of Griffin Financial Investment Advisers, 5000 Rivergrade Road, Irwindale, California 91706, to consider the following:

 1. To approve an Agreement and Plan of Reorganization, which contemplates the liquidation and dissolution of The Griffin Funds, Inc., and which provides for the transfer of all of the assets of the Griffin Money Market Fund to the Money Market Fund series of WM Trust I (the "WM Money Market Fund") in ex-change for shares of the WM Money Market Fund and the assumption by the WM Money Market Fund of all of the liabilities of the Griffin Money Market Fund, and the distribution of such shares to the shareholders of the Griffin Money Market Fund in complete liquidation of the Griffin Money Market Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN MONEY MARKET FUND ONLY.)

 2. To approve an Agreement and Plan of Reorganization, which contemplates the liquidation and dissolution of The Griffin Funds, Inc., and which provides for the transfer of all of the assets of the Griffin Tax-Free Money Market Fund to the Tax-Exempt Money Market Fund series of WM Trust I (the "WM Tax-Exempt Money Market Fund") in exchange for shares of the WM Tax-Exempt Money Market Fund and the assumption by the WM Tax-Exempt Money Market Fund of all of the liabilities of the Griffin Tax-Free Money Market Fund, and the distribution of such shares to the shareholders of the Griffin Tax-Free Money Market Fund in complete liquidation of the Griffin Tax-Free Money Market Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN TAX-FREE MONEY MARKET FUND ONLY.)

 3. To approve an Agreement and Plan of Reorganization, which contemplates the liquidation and dissolution of The Griffin Funds, Inc., and which provides for the transfer of all of the assets of the Griffin Short-Term Bond Fund to the Short Term High Quality Bond Fund series of WM Trust II (the "WM Short Term Fund") in exchange for shares of the WM Short Term Fund and the assumption by the WM Short Term Fund of all of the liabilities of the Griffin Short-Term Bond Fund, and the distribution of such shares to the shareholders of the Griffin Short-Term Bond Fund in complete liquidation of the Griffin Short-Term Bond Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN SHORT-TERM BOND FUND ONLY.)

 4. To approve an Agreement and Plan of Reorganization, which contemplates the liquidation and dissolution of The Griffin Funds, Inc., and which provides for the transfer of all of the assets of the Griffin U.S. Government Income Fund to the U.S. Government Securities Fund series of WM Trust I (the "WM U.S. Gov-ernment Fund") in exchange for shares of the WM U.S. Government Fund and the assumption by the WM U.S. Government Fund of all of the liabilities of the Griffin U.S. Government Income Fund, and the distribution of such shares to the shareholders of the Griffin U.S. Government Income Fund in complete liquidation of the Griffin U.S. Government Income Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN U.S. GOVERNMENT IN-COME FUND ONLY.)

 5. To approve an Agreement and Plan of Reorganization, which contemplates the liquidation and dissolution of The Griffin Funds, Inc., and which provides for the transfer of all of the assets of the Griffin Municipal Bond Fund to the Tax-Exempt Bond Fund series of WM Trust I (the "WM Tax-Exempt Bond Fund") in exchange for shares of the WM Tax-Exempt Bond Fund and the assumption by the WM Tax-Exempt Bond Fund of all of the liabilities of the Griffin Municipal Bond Fund, and the distribution of such shares to the shareholders of the Griffin Municipal Bond Fund in complete liquidation of the Griffin Municipal Bond Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN MUNICIPAL BOND FUND ONLY.)

 6. To approve an Agreement and Plan of Reorganization, which contemplates the liquidation and dissolution of The Griffin Funds, Inc., and which provides for the transfer of all of the assets of the Griffin California Fund to the Cali-fornia Municipal Fund series of WM Trust II (the "WM California Fund") in ex-change for shares of the WM California Fund and the assumption by the WM Cali-fornia Fund of all of the liabilities of the Griffin California Fund, and the distribution of such shares to the shareholders of the Griffin California Fund in complete liquidation of the Griffin California Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN CALIFORNIA FUND ONLY.)

 7. To approve an Agreement and Plan of Reorganization, which contemplates the liquidation and dissolution of The Griffin Funds, Inc., and which provides for the transfer of all of the assets of the Griffin Bond Fund to the Income Fund series of WM Trust I (the "WM Income Fund") in exchange for shares of the WM Income Fund and the assumption by the WM Income Fund of all of the liabilities of the Griffin Bond Fund, and the distribution of such shares to the share-holders of the Griffin Bond Fund in complete liquidation of the Griffin Bond Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN BOND FUND ONLY.)

 8. To approve an Agreement and Plan of Reorganization, which contemplates the liquidation and dissolution of The Griffin Funds, Inc., and which provides for the transfer of all of the assets of the Griffin Growth & Income Fund to the Growth & Income Fund series of WM Trust I (the "WM Growth & Income Fund") in exchange for shares of the WM Growth & Income Fund and the assumption by the WM Growth & Income Fund of all of the liabilities of the Griffin Growth & In-come Fund, and the distribution of such shares to the shareholders of the Griffin Growth & Income Fund in complete liquidation of the Griffin Growth & Income Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN GROWTH & IN-COME FUND ONLY.)

 9. To approve an Agreement and Plan of Reorganization, which contemplates the liquidation and dissolution of The Griffin Funds, Inc., and which provides for the transfer of all of the assets of the Griffin Growth Fund to the Growth Fund series of WM Trust II (the "WM Growth Fund") in exchange for shares of the WM Growth Fund and the assumption by the WM Growth Fund of all of the lia-bilities of the Griffin Growth Fund, and the distribution of such shares to the shareholders of the Griffin Growth Fund in complete liquidation of the Griffin Growth Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE GRIFFIN GROWTH FUND ONLY.)

 10. To transact such other business as may properly come before the meeting.

 The Directors have fixed the close of business on December 15, 1998 as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

                                          By order of the Board of Directors,

                                          /s/ Julia D. Whitcup

                                          JULIA D. WHITCUP, SENIOR VICE
                                           PRESIDENT
December 26, 1998

 WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POST-AGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

                          PROSPECTUS/PROXY STATEMENT

                                                              December 26, 1998

ACQUISITION OF THE ASSETS OF:                BY AND IN EXCHANGE FOR SHARES OF:
-----------------------------                -----------------------------------
Money Market Fund........................... Money Market Fund*
Tax-Free Money Market Fund.................. Tax-Exempt Money Market Fund*
Short-Term Bond Fund........................ Short Term High Quality Bond Fund**
U.S. Government Income Fund................. U.S. Government Securities Fund*
Municipal Bond Fund......................... Tax-Exempt Bond Fund*
California Tax-Free Fund.................... California Municipal Fund**
Bond Fund................................... Income Fund*
Growth & Income Fund........................ Growth & Income Fund*
Growth Fund................................. Growth Fund**
each a series of                             each a series of
The Griffin Funds, Inc.                      *WM Trust I
5000 Rivergrade Road                         **WM Trust II
Irwindale, California 91706                  Suite 1400
1-800-676-4450                               1201 Third Avenue
                                             Seattle, Washington 98101
                                             1-800-222-5852

 This Prospectus/Proxy Statement relates to the proposed mergers (the "Merg-ers") of the Money Market Fund (the "Griffin Money Market Fund"), the Tax-Free Money Market Fund (the "Griffin Tax-Free Money Market Fund"), the Short-Term Bond Fund (the "Griffin Short-Term Bond Fund"), the U.S. Government Income Fund (the "Griffin U.S. Government Income Fund"), the Municipal Bond Fund (the "Griffin Municipal Bond Fund"), the California Tax-Free Fund (the "Griffin California Fund"), the Bond Fund (the "Griffin Bond Fund"), the Growth & In-come Fund (the "Griffin Growth & Income Fund") and the Growth Fund (the "Grif-fin Growth Fund") (each an "Acquired Fund"), each a series of The Griffin Funds, Inc. ("Griffin"), into, respectively, the Money Market Fund (the "WM Money Market Fund"), the Tax-Exempt Money Market Fund (the "WM Tax-Exempt Money Market Fund"), the Short Term High Quality Bond Fund (the "WM Short Term Fund"), the U.S. Government Securities Fund (the "WM U.S. Government Fund"), the Tax-Exempt Bond Fund (the "WM Tax-Exempt Bond Fund"), the California Mu-nicipal Fund (the "WM California Fund"), the Income Fund (the "WM Income Fund"), the Growth & Income Fund (the "WM Growth & Income Fund") and the Growth Fund (the "WM Growth Fund") (each an "Acquiring Fund"), each a series of WM Trust I or WM Trust II, as indicated above. The Acquired Funds and the Acquiring Funds are sometimes referred to in this Prospectus/Proxy Statement as the "Funds." The Mergers are to be effected through the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in ex-change for shares of beneficial interest of the corresponding Acquiring Fund (the "Merger Shares") and the assumption by such Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. As a result of each proposed transaction, each shareholder of the Ac-quired Fund will receive in exchange for his or her Acquired Fund shares a number of Acquiring Fund shares of the same class equal in value at the date of the exchange to the aggregate value of the shareholder's Acquired Fund shares of the same class.

 Because shareholders of the Acquired Funds are being asked to approve trans-actions that will result in their receiving shares of the Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Merger Shares of each Acquiring Fund. The investment objective of each Acquiring Fund is as follows:

  1. WM MONEY MARKET FUND seeks to provide maximum current income, while pre-serving capital and maintaining liquidity. Investments are in high-quality money market instruments.

  2. WM TAX-EXEMPT MONEY MARKET FUND seeks to provide maximum current income that is exempt from federal tax, while preserving capital and maintaining liquidity. Its primary investments are high-quality, short-term municipal obligations.

  3. WM SHORT TERM FUND seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests at least 65% of its total assets in investment-grade short-term bonds and other fixed-income securities.

  4. WM U.S. GOVERNMENT FUND seeks to provide a high level of current income, consistent with safety and liquidity. The Fund invests primarily in U.S. Gov-ernment securities, including mortgage-backed securities.

  5. WM TAX-EXEMPT BOND FUND seeks to provide a high level of income that is exempt from federal taxes and to protect investors' capital. It invests in bonds issued by states, counties, cities and other governmental bodies whose bonds generate income exempt from federal tax. It is expected that Van Kampen Management Inc. ("Van Kampen") will serve as subadviser to this Fund, effec-tive January 1, 1999.

  6. WM CALIFORNIA FUND seeks to provide investors with as high a level of current income exempt from federal and California State income tax as is con-sistent with prudent investment management preservation of capital. The Fund invests at least 80% of its total assets in intermediate and long-term Cali-fornia municipal obligations. Van Kampen serves as subadviser to this fund.

  7. WM INCOME FUND seeks to provide a high level of current income that is consistent with protection of shareholders' capital. It pursues this objec-tive through investment in a diversified pool of debt securities.

  8. WM GROWTH & INCOME FUND, established in 1949, seeks long-term capital growth, with current income as a secondary consideration. The Fund invests primarily in common stocks. The Fund may also invest in fixed-income obliga-tions and other securities.

  9. WM GROWTH FUND seeks long-term capital appreciation. The Fund invests primarily in common stocks that offer potential for growth. Janus Capital Corporation ("Janus") serves as subadviser to this Fund.

 Each of WM Trust I and WM Trust II is an open-end series management invest-ment company organized as a Massachusetts business trust.

 This Prospectus/Proxy Statement explains concisely what you should know be-fore investing in each Acquiring Fund. Please read it carefully and keep it for future reference.

 The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference: (i) the current Prospectus, dated December 23, 1998, of the Acquired Funds (the "Griffin Prospectus"); (ii) the current Prospectus, dated November 1, 1998, of the Acquiring Funds (the "WM Prospectus"); (iii) the current Statement of Additional Information of the Acquired Funds, dated December 23, 1998 (the "Griffin SAI"); (iv) the Report of Independent Auditors and financial statements in respect of each Acquired Fund included in the Acquired Funds' Annual Report to Shareholders for the year ended September 30, 1998 (the "Griffin Annual Reports"); and (v) a Statement of Additional Information, dated December 26, 1998, relating to the transactions described in this Prospectus/Proxy Statement (the "Merger SAI").

 This Prospectus/Proxy Statement is accompanied by a copy of the WM Prospec-tus. For a free copy of the current Statement of Additional Information of the Acquiring Funds, dated November 1, 1998 (the "WM SAI"), the Acquiring Funds' Annual Reports to Shareholders for the period ended October 31, 1998 (the "WM Annual Reports"), or the Merger SAI please call 1-800-222-5852 or write to the WM Group of Funds at:

WM Group of Funds
P. O. Box 5118
Westborough, MA 01581-5118

THE SECURITIES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT HAVE NOT BEEN AP-PROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE ACQUIRING FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND IN-VOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------------------------------
OVERVIEW OF MERGERS

PROPOSED TRANSACTIONS

 WM Advisors, Inc. ("WM Advisors"), which has been in the business of invest-ment management since 1944, is a direct subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a financial services company. Griffin Financial Invest-ment Advisers ("Griffin Advisers") became an indirect subsidiary of Washington Mutual as a result of the merger on September 30, 1998 of Griffin Advisers' former indirect parent, H.F. Ahmanson & Company, with and into a wholly-owned subsidiary of Washington Mutual (the "Washington Mutual/Ahmanson Merger").

 The Trustees of each Acquiring Fund have approved transactions involving, for each Acquiring Fund, the Merger of the corresponding Acquired Fund into the Acquiring Fund. Each Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for the assump-tion by the Acquiring Fund of all of the liabilities of the Acquired Fund and for shares of the Acquiring Fund, followed by the liquidation of the Acquired Fund.

 WM Advisors is the investment adviser to each Acquiring Fund, although WM Ad-visors has delegated responsibility for managing the portfolios of the WM Cal-ifornia Fund and the WM Growth Fund to Van Kampen and Janus, respectively. In addition, it is expected that WM Advisors will delegate responsibility for managing the portfolio of the WM Tax-Exempt Bond Fund to Van Kampen, effective January 1, 1999. Griffin Advisers is the investment adviser to each Acquired Fund, but investment subadvisers have day-to-day responsibility for selecting investments for each Acquired Fund's portfolio. These subadvisers are Payden & Rygel Investment Counsel ("Payden & Rygel") in the case of the Griffin Money Market Fund, the Griffin Tax-Free Money Market Fund, the Griffin U.S. Govern-ment Income Fund, the Griffin Municipal Bond Fund and the Griffin California Fund, T. Rowe Price Associates, Inc. ("T. Rowe Price") in the case of the Griffin Short-Term Bond Fund and the Griffin Growth Fund, and The Boston Com-pany Asset Management, Inc. ("TBCAM") in the case of the Griffin Bond Fund and the Griffin Growth & Income Fund. If shareholders of an Acquired Fund approve its Merger, such approval will effectively change the party responsible for managing the assets of the Acquired Fund. However, each Acquiring Fund has an investment objective similar to that of its corresponding Acquired Fund. These objectives and certain differences in investment policies are explained fur-ther below under "Comparison of Investment Objectives, Policies and Restric-tions."

 As a result of each proposed Merger, each Acquired Fund will receive a number of Class A and Class B shares of the corresponding Acquiring Fund equal in value to the aggregate value of the net assets of the Acquired Fund being transferred and attributable to the Class A and Class B shares of the Acquired Fund, respectively. Following the transfer, (i) the Acquired Fund will dis-tribute to each of its Class A and Class B shareholders a number of full and fractional Class A and Class B Merger Shares of the relevant Acquiring Fund equal in value to the aggregate value of the shareholder's Class A and/or Class B Acquired Fund shares, as the case may be, and (ii) the Acquired Fund will be liquidated.

 As noted above, the Agreements and Plans of Reorganization also contemplate the liquidation and dissolution of Griffin in the event all of the Mergers are consummated, so a vote for or against the approval of such Agreements also in-cludes a vote for or against the liquidation and dissolution of Griffin.

 The Class A and Class B shares of each Acquiring Fund have substantially sim-ilar characteristics to the corresponding classes of the respective Acquired Fund. Acquiring Fund Class A shares are generally sold subject to a front-end sales load and are subject to a servicing fee at an annual rate of 0.25% of assets attributable to Class A shares. Class A shares are generally not sub-ject to a contingent deferred sales charge (a "CDSC"), except in the case of certain purchases of Class A shares without a sales load which are redeemed within two years after purchase. Acquiring Fund Class B shares are sold at net asset value, without an initial sales charge but subject to a CDSC at declin-ing rates if redeemed within six years of purchase. Class B shares are subject to servicing and distribution fees at an aggregate annual rate of 1.00% of as-sets attributable to Class B shares and generally convert automatically to Class A shares approximately eight years after purchase. For purposes of de-termining the conversion date of Class B Merger Shares to Class A shares, the Merger Shares will be treated as having been purchased as of the date two years prior to the date that the Acquired Fund shares exchanged for such Merger Shares were originally purchased (so that, in effect, the conversion feature currently enjoyed by Griffin Fund shareholders will be "grand-fathered"). No sales charge will be charged to Acquired Fund shareholders on the issuance of the Merger Shares, and no CDSC will be charged by the Acquired Funds on Acquired Fund shares exchanged for Merger Shares. The Merger Shares will be subject to a CDSC on redemption to the same extent that the Acquired Fund shares exchanged were so subject. For purposes of computing the CDSC, if any, payable on redemption of Class A and Class B Merger Shares, the Merger Shares will be treated as having been purchased as of the date that, and for the price (adjusted to reflect the Merger) at which, the Acquired Fund shares exchanged for such Merger Shares were originally purchased.

 As described more fully below, the Directors of the Acquired Funds have ap-proved the Mergers. For more information about the factors considered by the Directors, including a discussion of a possible personal interest of one of the Directors in the Mergers, see "Proposals--Background and Reasons for the Proposed Mergers."

OPERATING EXPENSES

 As the following tables suggest, the Mergers should result in Griffin share-holders (other than shareholders of the Growth Fund) experiencing lower Fund expenses than those that are expected to become effective on April 1, 1999 with the reduction in or elimination of fee waivers and expense reimbursements currently in effect. See "Proposals--Background and Reasons for the Proposed Mergers." Of course, there can be no assurance that the Mergers will result in expense savings for shareholders. These tables summarize, for Class A shares and, for each Fund other than the money market funds, Class B shares, expenses
(i) that each Acquired Fund incurred in its fiscal year ended September 30, 1998, restated to reflect the reduction in or elimination of fee waivers and expense reimbursements expected to become effective on April 1, 1999, (ii) that each Acquiring Fund incurred in its fiscal year ended October 31, 1998, restated to reflect fees, expenses, fee waivers and expense reimbursements in effect through at least October 31, 1999;* and (iii) that each Acquiring Fund would have incurred in such fiscal year after giving effect on a pro forma combined basis to the proposed Merger, as if the Merger had occurred as of the beginning of such fiscal year (assuming the fees, expenses, fee waivers and expense reimbursements in effect for the Acquiring Funds had been in place since the beginning of such fiscal year). The tables are provided to help you understand an investor's share of the operating expenses which each Fund in-curs. The examples show the estimated cumulative expenses attributable to a hypothetical $1,000 investment in each Acquired Fund, each Acquiring Fund and each Acquiring Fund on a pro forma basis, over specified periods. The examples should not be considered a representation of past or future expenses, and ac-tual expenses may differ from those shown.

* WM Advisors has committed to limit, through waivers and/or reimbursements of fees and expenses, the pro forma Class A total fund operating expenses of the Acquiring Funds to the following rates through November 1, 2000 (ex-cept that beginning on November 1, 1999, the waivers and reimbursements for the WM Tax- Exempt Money Market Fund and the WM Short Term Fund may be ad-justed, so long as total fund operating expenses as a percentage of assets do not exceed the annual rate of 0.72% and 1.00%, respectively): WM Money Market Fund--0.73%; WM Tax-Exempt Money Market Fund--0.57%; WM Short Term Fund--0.82%; WM U.S. Government Fund--0.96%; WM Tax- Exempt Bond Fund-- 0.88%; WM California Fund--0.88%; WM Income Fund--1.04%; WM Growth & Income Fund--1.00%; and WM Growth Fund--1.30%.

                           CURRENT EXPENSES   CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN MONEY MARKET WM MONEY MARKET   WM MONEY MARKET
                                 FUND               FUND              FUND
                         -------------------- ---------------- ------------------
SHAREHOLDER EXPENSES
---------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase
 (as a percentage of
 offering price at the
 time of purchase)
 Class A................         None               None              None
---------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................         None               None              None
---------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
---------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................        0.23%              0.45%             0.45%
---------------------------------------------------------------------------------
12b-1 Fees
 Class A................        0.20%              0.00%(2)          0.00%(2)
---------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursements)
 Class A................        0.32%              0.22%             0.22%
---------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursement)
 Class A................        0.75%(1)           0.67%             0.67%
---------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................        0.50%              0.45%             0.45%
---------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................        1.02%              0.67%             0.67%
---------------------------------------------------------------------------------

(1) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Total Fund Operating Expenses for the Griffin Money Market Fund for the year ended September 30, 1998 were 0.71%.

(2) The applicable Rule 12b-1 plan provides for payments of up to 0.25%. How-ever, the Board of Trustees of WM Trust I has not currently authorized any such payments under such plan.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                         CURRENT EXPENSES   CURRENT EXPENSES PRO FORMA EXPENSES
                       GRIFFIN MONEY MARKET WM MONEY MARKET   WM MONEY MARKET
                               FUND               FUND              FUND
                       -------------------- ---------------- ------------------
Class A
 1 year...............         $  8               $  7              $  7
 3 years..............         $ 24               $ 21              $ 21
 5 years..............         $ 42               $ 37              $ 37
 10 years.............         $ 93               $ 82              $ 82
-------------------------------------------------------------------------------

                          CURRENT EXPENSES  CURRENT EXPENSES  PRO FORMA EXPENSES
                          GRIFFIN TAX-FREE    WM TAX-EXEMPT     WM TAX-EXEMPT
                          MONEY MARKET FUND MONEY MARKET FUND MONEY MARKET FUND
                          ----------------- ----------------- ------------------
SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................         None              None              None
--------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................         None              None              None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
--------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................        0.18%             0.30%             0.30%
--------------------------------------------------------------------------------
12b-1 Fees
 Class A................        0.20%             0.00%(2)          0.00%(2)
--------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursements)
 Class A................        0.34%             0.27%             0.27%
--------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursements)
 Class A................        0.72%(1)          0.57%             0.57%
--------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................        0.50%             0.45%             0.45%
--------------------------------------------------------------------------------
Other Expenses without
 voluntary
 reimbursements:
 Class A................        0.56%             0.27%             0.27%
--------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................        1.26%             0.72%             0.72%
--------------------------------------------------------------------------------

(1) Pursuant to a voluntary fee waiver and expense reimbursements presently in effect but expected to be reduced on April 1, 1999, Total Fund Operating Expenses for the Griffin Tax-Free Money Market Fund for the year ended September 30, 1998 were 0.81%.

(2) The applicable Rule 12b-1 plan provides for payments of up to 0.25%. How-ever, the Board of Trustees of WM Trust I has not currently authorized any such payments under such plan.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                           CURRENT EXPENSES                   PRO FORMA EXPENSES
                             GRIFFIN TAX-   CURRENT EXPENSES       WM TAX-
                              FREE MONEY      WM TAX-EXEMPT      EXEMPT MONEY
                             MARKET FUND    MONEY MARKET FUND    MARKET FUND
                           ---------------- ----------------- ------------------
Class A
 1 year...................       $ 7               $ 6               $ 6
 3 years..................       $23               $18               $18
 5 years..................       $40               $32               $32
 10 years.................       $89               $71               $71
--------------------------------------------------------------------------------

                           CURRENT EXPENSES CURRENT EXPENSES
                            GRIFFIN SHORT-   WM SHORT TERM   PRO FORMA EXPENSES
                            TERM BOND FUND        FUND       WM SHORT TERM FUND
                           ---------------- ---------------- ------------------
SHAREHOLDER EXPENSES
-------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of offering
 price at the time of
 purchase)
 Class A.................       3.50%            3.50%             3.50%
 Class B.................        None             None              None
-------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A.................        None(1)          None(1)           None(1)
 Class B.................       4.00%(2)         4.00%(2)          4.00%(2)
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
-------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A.................       0.31%            0.00%             0.00%
 Class B.................       0.31%            0.00%             0.00%
-------------------------------------------------------------------------------
12b-1 Fees
 Class A.................       0.25%            0.25%             0.25%
 Class B(4)..............       1.00%            1.00%             1.00%
-------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursements)
 Class A.................       0.44%            0.57%             0.57%
 Class B.................       0.44%            0.68%             0.68%
-------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursements)
 Class A.................       1.00%(3)         0.82%             0.82%
 Class B.................       1.75%(3)         1.68%             1.68%
-------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A.................       0.50%            0.50%             0.50%
 Class B.................       0.50%            0.50%             0.50%
-------------------------------------------------------------------------------
Other Expenses without
 voluntary
 reimbursements:
 Class A.................       0.44%            0.65%             0.65%
 Class B.................       0.44%            0.68%             0.68%
-------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT WAIVERS
 AND REIMBURSEMENTS:
 Class A.................       1.19%            1.40%             1.40%
 Class B.................       2.05%            2.18%             2.18%
-------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Short Term Fund, .50% on re-demptions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Total Fund Operating Expenses for the Griffin Short-Term Bond Fund for the year ended September 30, 1998 were 0.60% for Class A shares, and 1.35% for Class B shares.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                          CURRENT EXPENSES CURRENT EXPENSES
                           GRIFFIN SHORT-   WM SHORT TERM   PRO FORMA EXPENSES
                           TERM BOND FUND        FUND       WM SHORT TERM FUND
                          ---------------- ---------------- ------------------
Class A(1)
 1 year..................       $ 45             $ 43              $ 43
 3 years.................       $ 66             $ 61              $ 61
 5 years.................       $ 89             $ 80              $ 80
 10 years................       $153             $134              $134
------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year..................       $ 58             $ 57              $ 57
 3 years.................       $ 75             $ 73              $ 73
 5 years.................       $ 95             $ 92              $ 92
 10 years................       $167(3)          $172(4)           $152(3)
------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year..................       $ 18             $ 17              $ 17
 3 years.................       $ 55             $ 53              $ 53
 5 years.................       $ 95             $ 92              $ 92
 10 years................       $167(3)          $172(4)           $152(3)
------------------------------------------------------------------------------

(1)Assumes deduction at time of purchase of the maximum initial sales charge.

(2)Assumes deduction of the maximum CDSC.

(3)Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4)Assumes conversion to Class A shares after eight years; therefore, reflects Class A expenses in years nine and ten.

(5)Assumes no deduction of CDSC.

                             CURRENT EXPENSES     CURRENT EXPENSES PRO FORMA EXPENSES
                          GRIFFIN U.S. GOVERNMENT     WM U.S.      WM U.S. GOVERNMENT
                                INCOME FUND       GOVERNMENT FUND         FUND
                          ----------------------- ---------------- ------------------
SHAREHOLDER EXPENSES
-------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................           4.50%               4.50%             4.50%
 Class B................            None                None              None
-------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................            None(1)             None(1)           None(1)
 Class B................           5.00%(2)            5.00%(2)          5.00%(2)
-------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
  average net assets)
-------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................           0.35%               0.50%             0.50%
 Class B................           0.35%               0.50%             0.50%
-------------------------------------------------------------------------------------
12b-1 Fees
 Class A................           0.25%               0.25%             0.25%
 Class B(4).............           1.00%               1.00%             1.00%
-------------------------------------------------------------------------------------
Other Expenses
 Class A................           0.40%               0.13%             0.13%
 Class B................           0.40%               0.15%             0.15%
-------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursement)
 Class A................           1.00%(3)            0.88%             0.88%
 Class B................           1.75%(3)            1.65%             1.65%
-------------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................           0.50%               0.50%             0.50%
 Class B................           0.50%               0.50%             0.50%
-------------------------------------------------------------------------------------
Other Expenses without
 voluntary
 reimbursements:
 Class A................           0.40%               0.13%             0.13%
 Class B................           1.44%               0.15%             0.15%
-------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................           1.15%               0.88%             0.88%
 Class B................           2.94%               1.65%             1.65%
-------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Government Fund, .50% on re-demptions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Total Fund Operating Expenses for the Griffin U.S. Government Income Fund for the year ended September 30, 1998 were 0.70% for Class A shares, and 1.45% for Class B shares.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                            CURRENT EXPENSES     CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN U.S. GOVERNMENT     WM U.S.      WM U.S. GOVERNMENT
                               INCOME FUND       GOVERNMENT FUND         FUND
                         ----------------------- ---------------- ------------------
Class A(1)
 1 year.................          $ 55                 $ 54              $ 54
 3 years................          $ 75                 $ 72              $ 72
 5 years................          $ 98                 $ 92              $ 92
 10 years...............          $162                 $149              $149
------------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 68                 $ 67              $ 67
 3 years................          $ 85                 $ 82              $ 82
 5 years................          $115                 $100              $100
 10 years...............          $168(3)              $175(4)           $155(3)
------------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................          $ 18                 $ 17              $ 17
 3 years................          $ 55                 $ 52              $ 52
 5 years................          $ 95                 $ 90              $ 90
 10 years...............          $168(3)              $175(4)           $155(3)
------------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

                             CURRENT EXPENSES    CURRENT EXPENSES PRO FORMA EXPENSES
                          GRIFFIN MUNICIPAL BOND  WM TAX-EXEMPT     WM TAX-EXEMPT
                                   FUND             BOND FUND         BOND FUND
                          ---------------------- ---------------- ------------------
SHAREHOLDER EXPENSES
------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................          4.50%               4.50%             4.50%
 Class B................           None                None              None
------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................           None(1)             None(1)           None(1)
 Class B................          5.00%(2)            5.00%(2)          5.00%(2)
------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................          0.00%               0.50%             0.50%
 Class B................          0.00%               0.50%             0.50%
------------------------------------------------------------------------------------
12b-1 Fees
 Class A................          0.25%               0.25%             0.25%
 Class B(4).............          1.00%               1.00%             1.00%
------------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursements)
 Class A................          0.69%               0.09%             0.09%
 Class B................          0.69%               0.12%             0.12%
------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES
 (after voluntary
 waivers or
 reimbursements)
 Class A................          0.94%(3)            0.84%             0.84%
 Class B................          1.69%(3)            1.62%             1.62%
------------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................          0.50%               0.50%             0.50%
 Class B................          0.50%               0.50%             0.50%
------------------------------------------------------------------------------------
Other Expenses without
 voluntary
 reimbursements:
 Class A................          0.76%               0.09%             0.09%
 Class B................          0.76%               0.12%             0.12%
------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................          1.51%               0.84%             0.84%
 Class B................          2.26%               1.62%             1.62%
------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Tax-Exempt Fund, .50% on re-demptions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver and expense reimbursement presently in effect but expected to be reduced on April 1, 1999, Total Fund Operating Expenses for the Griffin Municipal Bond Fund for the year ended September 30, 1998 were 0.68% for Class A shares, and 1.43% for Class B shares.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                            CURRENT EXPENSES    CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN MUNICIPAL BOND  WM TAX-EXEMPT     WM TAX-EXEMPT
                                  FUND             BOND FUND         BOND FUND
                         ---------------------- ---------------- ------------------
Class A(1)
 1 year.................          $ 54                $ 53              $ 53
 3 years................          $ 74                $ 71              $ 71
 5 years................          $ 95                $ 90              $ 90
 10 years...............          $155                $144              $144
-----------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 67                $ 66              $ 66
 3 years................          $ 83                $ 81              $ 81
 5 years................          $102                $ 99              $ 99
 10 years...............          $161(3)             $171(4)           $152(3)
-----------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................          $ 17                $ 16              $ 16
 3 years................          $ 53                $ 51              $ 51
 5 years................          $ 92                $ 89              $ 89
 10 years...............          $161(3)             $171(4)           $152(3)
-----------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

                             CURRENT EXPENSES      CURRENT EXPENSES  PRO FORMA EXPENSES
                          GRIFFIN CALIFORNIA FUND WM CALIFORNIA FUND WM CALIFORNIA FUND
                          ----------------------- ------------------ ------------------
SHAREHOLDER EXPENSES
---------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................           4.50%                4.50%              4.50%
 Class B................            None                 None               None
---------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................            None(1)              None(1)            None(1)
 Class B................           5.00%(2)             5.00%(2)           5.00%(2)
---------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
---------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................           0.22%                0.50%              0.50%
 Class B................           0.22%                0.50%              0.50%
---------------------------------------------------------------------------------------
12b-1 Fees
 Class A................           0.25%                0.25%              0.25%
 Class B(4).............           1.00%                1.00%              1.00%
---------------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursements)
 Class A................           0.44%                0.10%              0.10%
 Class B................           0.44%                0.11%              0.11%
---------------------------------------------------------------------------------------
TOTAL FUND OPERATING EX-
 PENSES
 (after voluntary waiv-
 ers or reimbursements)
 Class A................           0.91%(3)             0.85%              0.85%
 Class B................           1.66%(3)             1.61%              1.61%
---------------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................           0.50%                0.50%              0.50%
 Class B................           0.50%                0.50%              0.50%
---------------------------------------------------------------------------------------
Other Expenses without
 voluntary waivers:
 Class A................           0.44%                0.10%              0.10%
 Class B................           1.44%                0.11%              0.11%
---------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................           1.19%                0.85%              0.85%
 Class B................           2.94%                1.61%              1.61%
---------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM California Fund, .50% on re-demptions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Total Fund Operating Expenses for the Griffin California Fund for the year ended September 30, 1998 were 0.61% for Class A shares, and 1.36% for Class B shares.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                            CURRENT EXPENSES      CURRENT EXPENSES  PRO FORMA EXPENSES
                         GRIFFIN CALIFORNIA FUND WM CALIFORNIA FUND WM CALIFORNIA FUND
                         ----------------------- ------------------ ------------------
Class A(1)
 1 year.................          $ 54                  $ 53               $ 53
 3 years................          $ 73                  $ 71               $ 71
 5 years................          $ 93                  $ 90               $ 90
 10 years...............          $152                  $145               $145
--------------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 67                  $ 66               $ 66
 3 years................          $ 82                  $ 81               $ 81
 5 years................          $101                  $ 98               $ 98
 10 years...............          $157(3)               $171(4)            $152(3)
--------------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................          $ 17                  $ 16               $ 16
 3 years................          $ 52                  $ 51               $ 51
 5 years................          $ 91                  $ 88               $ 88
 10 years...............          $157(3)               $171(4)            $152(3)
--------------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

                          CURRENT EXPENSES  CURRENT EXPENSES PRO FORMA EXPENSES
                          GRIFFIN BOND FUND  WM INCOME FUND    WM INCOME FUND
                          ----------------- ---------------- ------------------
SHAREHOLDER EXPENSES
-------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................        4.50%            4.50%             4.50%
 Class B................         None             None              None
-------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................         None(1)          None(1)           None(1)
 Class B................        5.00%(2)         5.00%(2)          5.00%(2)
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
-------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers or
 reimbursement)
 Class A................        0.36%            0.50%             0.50%
 Class B................        0.36%            0.50%             0.50%
-------------------------------------------------------------------------------
12b-1 Fees
 Class A................        0.25%            0.25%             0.25%
 Class B(4).............        1.00%            1.00%             1.00%
-------------------------------------------------------------------------------
Other Expenses
 Class A................        0.45%            0.19%             0.19%
 Class B................        0.45%            0.21%             0.21%
-------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursements)
 Class A................        1.06%(3)         0.94%             0.94%
 Class B................        1.81%(3)         1.71%             1.71%
-------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................        0.50%            0.50%             0.50%
 Class B................        0.50%            0.50%             0.50%
-------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................        1.20%            0.94%             0.94%
 Class B................        1.95%            1.71%             1.71%
-------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Income Fund, .50% on redemp-tions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Total Fund Operating Expenses for the Griffin Bond Fund for the year ended September 30, 1998 were 0.63% for Class A shares, and 1.38% for Class B shares.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                         CURRENT EXPENSES  CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN BOND FUND  WM INCOME FUND    WM INCOME FUND
                         ----------------- ---------------- ------------------
Class A(1)
 1 year.................       $ 55              $ 54              $ 54
 3 years................       $ 77              $ 74              $ 74
 5 years................       $101              $195              $195
 10 years...............       $169              $155              $155
------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................       $ 68              $ 67              $ 67
 3 years................       $ 87              $ 84              $ 84
 5 years................       $109              $103              $103
 10 years...............       $174(3)           $181(4)           $162(3)
------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................       $ 18              $ 17              $ 17
 3 years................       $ 57              $ 54              $ 54
 5 years................       $ 99              $ 93              $ 93
 10 years...............       $174(3)           $181(4)           $162(3)
------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

                             CURRENT EXPENSES     CURRENT EXPENSES PRO FORMA EXPENSES
                          GRIFFIN GROWTH & INCOME   WM GROWTH &       WM GROWTH &
                                   FUND             INCOME FUND       INCOME FUND
                          ----------------------- ---------------- ------------------
SHAREHOLDER EXPENSES
-------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................           4.50%               5.50%             5.50%
 Class B................            None                None              None
-------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................            None(1)             None(1)           None(1)
 Class B................           5.00%(2)            5.00%(2)          5.00%(2)
-------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
-------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................           0.44%               0.55%             0.55%
 Class B................           0.44%               0.55%             0.55%
-------------------------------------------------------------------------------------
12b-1 Fees
 Class A................           0.25%               0.25%             0.25%
 Class B(4).............           1.00%               1.00%             1.00%
-------------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursements)
 Class A................           0.32%               0.14%             0.14%
 Class B................           0.32%               0.21%             0.22%
-------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursements)
 Class A................           1.01%(3)            0.94%             0.94%
 Class B................           1.76%(3)            1.76%             1.76%
-------------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................           0.60%               0.55%             0.55%
 Class B................           0.60%               0.55%             0.55%
-------------------------------------------------------------------------------------
Other Expenses without
 voluntary waivers:
 Class A................           0.33%               0.14%             0.14%
 Class B................           0.32%               0.24%             0.24%
-------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................           1.18%               0.94%             0.94%
 Class B................           1.92%               1.79%             1.79%
-------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Growth & Income Fund, .50% on redemptions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to be reduced on April 1, 1999, Total Fund Operating Expenses for the Griffin Growth & Income Fund for the year ended September 30, 1998 were 0.81% for Class A shares, and 1.56% for Class B shares.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                            CURRENT EXPENSES     CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN GROWTH & INCOME   WM GROWTH &       WM GROWTH &
                                  FUND             INCOME FUND       INCOME FUND
                         ----------------------- ---------------- ------------------
Class A(1)
 1 year.................          $ 55                 $ 64              $ 64
 3 years................          $ 76                 $ 83              $ 83
 5 years................          $ 99                 $105              $105
 10 years...............          $163                 $164              $164
------------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 68                 $ 68              $ 68
 3 years................          $ 85                 $ 85              $ 85
 5 years................          $106                 $106              $106
 10 years...............          $169(3)              $185(4)           $165(3)
------------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................          $ 18                 $ 18              $ 18
 3 years................          $ 55                 $ 55              $ 55
 5 years................          $ 96                 $ 96              $ 96
 10 years...............          $169(3)              $185(4)           $165(3)
------------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

                           CURRENT EXPENSES   CURRENT EXPENSES PRO FORMA EXPENSES
                          GRIFFIN GROWTH FUND  WM GROWTH FUND    WM GROWTH FUND
                          ------------------- ---------------- ------------------
SHAREHOLDER EXPENSES
---------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................         4.50%             5.50%             5.50%
 Class B................          None              None              None
---------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................          None(1)           None(1)           None(1)
 Class B................         5.00%(2)          5.00%(2)          5.00%(2)
---------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES (as a
 percentage of average
 net assets)
---------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers)
 Class A................         0.60%(3)          0.67%             0.67%
 Class B................         0.60%(3)          0.67%             0.67%
---------------------------------------------------------------------------------
12b-1 Fees
 Class A................         0.25%             0.25%             0.25%
 Class B(4).............         1.00%             1.00%             1.00%
---------------------------------------------------------------------------------
Other Expenses (after
 voluntary
 reimbursement)
 Class A................         0.45%(3)          0.38%             0.38%
 Class B................         0.45%(3)          0.38%             0.38%
---------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES (after
 voluntary waivers or
 reimbursements)
 Class A................         1.30%(3)          1.30%             1.30%
 Class B................         2.05%(3)          2.05%             2.05%
---------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................         0.60%             0.85%             0.85%
 Class B................         0.60%             0.85%             0.85%
---------------------------------------------------------------------------------
Other Expenses without
 voluntary
 reimbursements:
 Class A................         0.45%             0.59%             0.59%
 Class B................         0.45%             0.69%             0.69%
---------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 WAIVERS AND
 REIMBURSEMENTS:
 Class A................         1.30%             1.69%             1.69%
 Class B................         2.05%             2.54%             2.54%
---------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a CDSC of 1.00% on redemptions of these shares during the first year after purchase or, in the case of the WM Growth Fund, .50% on redemp-tions of these shares during the second year after purchase.

(2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedules set forth in the Griffin Prospectus and the WM Prospectus.

(3) Pursuant to a voluntary fee waiver presently in effect but expected to terminate on April 1, 1999, Total Fund Operating Expenses for the Griffin Growth Fund for the year ended September 30, 1998 were 0.92% for Class A shares, and 1.67% for Class B shares.

(4) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

EXAMPLE OF FUND EXPENSES:

 An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                          CURRENT EXPENSES   CURRENT EXPENSES PRO FORMA EXPENSES
                         GRIFFIN GROWTH FUND  WM GROWTH FUND    WM GROWTH FUND
                         ------------------- ---------------- ------------------
Class A(1)
 1 year.................        $ 58               $ 68              $ 68
 3 years................        $ 84               $ 94              $ 94
 5 years................        $114               $123              $123
 10 years...............        $195               $203              $203
--------------------------------------------------------------------------------
Class B (assuming
 redemption)(2)
 1 year.................        $ 71               $ 71              $ 71
 3 years................        $ 94               $ 94              $ 94
 5 years................        $121               $121              $121
 10 years...............        $205(3)            $224(4)           $205(3)
--------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................        $ 21               $ 21              $ 21
 3 years................        $ 64               $ 64              $ 64
 5 years................        $111               $111              $111
 10 years...............        $205(3)            $224(4)           $205(3)
--------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes conversion to Class A shares after six years; therefore, reflects Class A expenses in years seven through ten.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

FEDERAL INCOME TAX CONSEQUENCES

 For federal income tax purposes no gain or loss will be recognized by an Ac-quired Fund or its shareholders as a result of the Merger, and the tax basis of the Merger Shares received by each Acquired Fund shareholder will be the same as the tax basis of the shareholder's Acquired Fund shares. See "Informa-tion About the Mergers--Federal Income Tax Consequences."

-------------------------------------------------------------------------------

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

 Each Acquiring Fund has investment objectives that are similar to those of the corresponding Acquired Fund. The investment objectives, policies and re-strictions of the Acquired Funds and the Acquiring Funds, and certain differ-ences between them, are summarized below. For a more detailed description of the investment strategies, policies and restrictions of the Acquired Funds and the Acquiring Funds, please see the WM Prospectus and the Griffin Prospectus. For information concerning the risks associated with investments in the vari-ous Funds, see "Risk Factors," below.

 Griffin Money Market Fund vs. WM Money Market Fund

 The WM Money Market Fund and the Griffin Money Market Fund have similar in-vestment objectives. The Griffin Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of principal and liquidity. The WM Money Market Fund seeks to provide maximum current in-come, while preserving capital and maintaining liquidity. The total return for the Griffin Money Market Fund and the WM Money Market Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 9/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                         1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                         ------ ---------- ---------- ----------
Griffin Money Market Fund...............  5.02%     N/A        N/A       4.86%
WM Money Market Fund....................  5.11%    4.62%      5.13%      4.64%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation for the Griffin Money Market Fund is not shown, because the Fund com-menced operations on 10/19/93. For further information about the WM Money Market Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see the WM Pro-spectus.

 Each of the Griffin Money Market Fund and the WM Money Market Fund invests in high-quality U.S. dollar-denominated money market instruments, including (i) bank obligations, (ii) U.S. Government securities, (iii) short-term commercial notes, issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and U.S. state and local governments and municipalities to finance short-term cash needs, (iv) repurchase agreements, (v) short-term corporate obligations, and (vi) restricted and illiquid securities. In addition, each Fund may buy or sell securities on a when-issued or delayed-delivery basis.

 While the Griffin Money Market Fund may invest in such obligations of U.S. or foreign banks as certificates of deposit and bankers' acceptances without re-striction, the WM Money Market Fund may invest in such obligations only where the bank's assets exceed $500 million. The Griffin Money Market Fund may in-vest in reverse repurchase agreements and other investment companies, while the WM Money Market Fund may not. Although each Fund may invest in asset-backed securities, the WM Money Market Fund may only invest up to 10% of its total assets in such securities. Moreover, the Griffin Money Market Fund may lend up to 33 1/3% of its total assets. However, the WM Money Market Fund may invest in securities issued by foreign governments, their agencies or instru-mentalities or by supranational entities, whereas the Griffin Money Market Fund may not. Although each Fund may borrow for temporary defensive purposes, the Griffin Money Market Fund may borrow up to 10% of its total assets, whereas the WM Money Market Fund may borrow up to 33 1/3% of its total assets to meet redemption requests, and may otherwise borrow only up to 5% of its net assets. The Griffin Money Market Fund, unlike the WM Money Market Fund, is re-quired to invest at least 25% of its total assets in the financial services industry at all times.

 Audrey S. Quaye, Certified Public Accountant ("CPA"), Vice President and Portfolio Manager of

WM Advisors, is primarily responsible for the day-to-day management of the WM Money Market Fund. She has managed the Fund since March 1997, and has been em-ployed by WM Advisors since 1996. Prior to 1996, Ms. Quaye worked at the Ben-ham Group as a municipal credit analyst.

 Griffin Tax-Free Money Market Fund vs. WM Tax-Exempt Money Market Fund

 The Griffin Tax-Free Money Market Fund and the WM Tax-Exempt Money Market Fund have similar investment objectives. The Griffin Tax-Free Money Market Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality short term mu-nicipal obligations selected on the basis of liquidity and stability of capi-tal. The WM Tax-Exempt Money Market Fund seeks to provide maximum current in-come that is exempt from federal tax, while preserving capital and maintaining liquidity. Each Fund invests primarily in high quality, short-term municipal obligations.

 The total return for the Griffin Tax-Free Money Market Fund and the WM Tax-Exempt Money Market Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 9/30/98*

                                                                       SINCE
                                                5 YEARS    10 YEARS   10/19/93
                                        1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                        ------ ---------- ---------- ----------
Griffin Tax-Free Money Market Fund.....  2.92%     N/A        N/A       2.95%
WM Tax-Exempt Money Market Fund........  3.17%    3.10%      3.66%      3.11%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation for the Griffin Tax-Free Money Market Fund is not shown, because the Fund commenced operations on 10/19/93. For further information about the WM Tax-Exempt Money Market Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see the WM Pro-spectus.

 Each of the Funds invests primarily in municipal obligations issued by states, territories and possessions of the United States, the District of Co-lumbia and their respective authorities, agencies, instrumentalities and po-litical subdivisions, the income from which is exempt from federal income tax. These investments may include tax anticipation notes ("TANs"), revenue antici-pation notes ("RANs"), bond anticipation notes ("BANs"), and project notes ("PNs"), or other forms of short-term municipal loans and obligations. Under normal market conditions, the WM Tax-Exempt Money Market Fund invests at least 80% of its total assets in instruments that pay interest that is not subject to the federal alternative minimum tax, and the Griffin Tax-Free Money Market Fund invests its assets so that at least 80% of its income distributions are exempt from the federal income tax and the federal alternative minimum tax. However, for temporary defensive purposes, each of the Funds may hold cash, and may invest more than 20% of its total assets in obligations the income from which is not exempt from the federal income tax or the alternative mini-mum tax. Each of the Funds may also invest in tax-exempt commercial paper, ze-ro-coupon bonds, restricted and illiquid securities, and may buy or sell secu-rities on a when-issued or delayed-delivery basis. Both may invest in variable rate municipal instruments, forward commitments and standby commitments.

 The WM Tax-Exempt Money Market Fund may invest up to 10% of its total assets in securities of mutual funds that are not affiliated with WM Advisors, whereas the Griffin Tax-Free Money Market Fund's investments in other invest-ment companies are limited to tax-exempt money market funds that have a funda-mental policy of investing at least 80% of total assets in obligations the in-terest from which is exempt from federal income tax and the federal alterna-tive minimum tax. Although each of the Funds may invest in repurchase agree-ments, the Griffin Tax-Free Money Market Fund, unlike the WM Tax-Exempt Money Market Fund, may invest only up to 10% of its total assets in repurchase agreements. The Griffin Tax-Free Money Market Fund may invest in reverse re-purchase agreements while the WM Tax-Exempt Money Market Fund may not. Al-though each of the Funds may borrow for temporary purposes, the Griffin Tax-Free Money Market Fund may borrow up to 10% of its net assets whereas the WM Tax-Exempt Money Market Fund may borrow up to 33 1/3% of its total assets to meet redemption requests, otherwise it may borrow only up to 5% of its net as-sets.

 Audrey S. Quaye, CPA, Vice President and Portfolio Manager of WM Advisors, is primarily responsible for the day-to-day management of the WM Tax-Exempt Money Market Fund. She has managed the Fund since March 1997, and has been employed by WM Advisors since 1996. Prior to 1996, Ms. Quaye worked at the Benham Group as a municipal credit analyst.

 Griffin Short-Term Bond Fund vs. WM Short Term Fund

 The Griffin Short-Term Bond Fund and the WM Short Term Fund have similar in-vestment objectives. The Griffin Short-Term Bond Fund seeks to provide the highest level of current income consistent with minimal fluctuation of princi-pal value and liquidity. The WM Short Term Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

 The total return for the Griffin Short-Term Bond Fund and the WM Short Term Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 9/30/98*

                                                                        SINCE
                                                                       6/12/95
                                                               1 YEAR ANNUALIZED
                                                               ------ ----------
Griffin Short-Term Bond Fund..................................  4.66%    6.80%
WM Short Term Fund............................................  3.60%    5.04%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation is not available for the WM Short Term Fund, which commenced opera-tions on 11/1/93, or the Griffin Short-Term Bond Fund, which commenced oper-ations on 6/12/95. The WM Short Term Bond Fund's annualized total return from 11/1/93 to 9/30/98 is 4.10%. For further information about the WM Short Term Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see the WM Prospectus.

 Each of the Funds may invest in mortgage-backed securities, including securi-ties issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corpo-ration ("FHLMC"), bank obligations and collateralized mortgage obligations. Each may purchase securities on a when-issued or delayed-delivery basis, and each may invest in illiquid and restricted securities, as well as futures and related options, and floating and variable rate obligations. Each of the Funds may also enter into repurchase and reverse repurchase agreements.

 Under normal market conditions, the Griffin Short-Term Bond Fund invests at least 65% of its total assets in bonds, and maintains an average dollar-weighted effective maturity of 3 years or less, without purchasing any secu-rity whose effective maturity, average life or tender date exceeds 7 years. Although the WM Short Term Fund also maintains a weighted effective maturity of 3 years or less, it is not subject to any such limit with respect to indi-vidual securities. To the extent that the WM Short Term Fund invests in debt securities with longer maturities, it may be subject to greater market risk as described below under "Risk Factors--Market Risk." Although each of the Funds may borrow for temporary or defensive purposes, the Griffin Short-Term Bond Fund may borrow up to 33 1/3% of its net assets, while the WM Short Term Fund may only borrow up to 30% of its net assets and may not purchase additional securities when borrowings exceed 5% of total assets. The WM Short Term Fund may enter into dollar roll transactions. The Griffin Short-Term Bond Fund may invest up to 5% of its total assets in "split-rated" bonds, which are bonds that one rating organization rates below investment grade but another rates investment grade. However, the WM Short Term Fund invests substantially all of its assets in investment grade securities and, under normal market conditions, at least 65% of securities rated in the top two categories of a nationally recognized securities rating organization and securities determined by WM Ad-visors to be of comparable quality.

 While each of the Funds may invest in asset-backed securities, the WM Short Term Fund may only invest up to 25% of its total assets in such securities. The Griffin Short-Term Bond Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign securities, while the WM Short Term Fund may invest up to 10% of its total assets in foreign securities, including non-U.S. dollar denominated securities. Each of the Funds may loan its portfolio secu-rities, but the WM Short Term Fund may only lend up to 20% of its total assets whereas the Griffin Short-Term Bond Fund may lend up to 33 1/3% of its total assets. Each of the Funds may purchase securities issued by other investment companies. The WM Short Term Fund may invest up to 5% of its assets in pre-ferred stock, whereas the Griffin Short-Term Bond Fund may not.

 Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of WM Advisors, is primarily responsible for the day-to-day management of the WM Short Term Fund. He has managed the Fund since January 1998, and has been em-ployed by WM Advisors since 1992.

 Griffin U.S. Government Income Fund vs. WM U.S. Government Fund

 The Griffin U.S. Government Income Fund and the WM U.S. Government Fund have similar investment objectives. The Griffin U.S. Government Income Fund seeks to provide current income, while preserving capital. The WM U.S. Government Fund seeks to provide a high level of current income, consistent with safety and liquidity.

 The total return for the Griffin U.S. Government Income Fund and the WM U.S. Government Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 9/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                         1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                         ------ ---------- ---------- ----------
Griffin U.S. Government Fund............  7.15%     N/A        N/A       6.13%
WM U.S. Government Fund.................  5.16%    5.42%      7.87%      5.41%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation is not available for the Griffin U.S. Government Income Fund, which commenced operations on 10/19/93. For further information about the WM U.S. Government Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see the WM Pro-spectus.

 To accomplish its objective, the WM U.S. Government Fund invests primarily in a selection of obligations of the U.S. Government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agree-ments which are secured by those types of obligations. It is a fundamental policy of the Fund to invest only in the following types of securities: (1) U.S. Government securities, including mortgage-backed securities; (2) obliga-tions secured by the full faith and credit of the U.S. Government or its in-strumentalities; and (3) collateralized mortgage obligations and repurchase agreements which are secured by obligations identified in (1) and (2) above. The Fund may borrow up to 5% of its net assets for emergency, non-investment purposes and may enter into dollar roll transactions.

 The Griffin U.S. Government Income Fund may invest in obligations of any ma-turity, although it invests primarily in a portfolio of intermediate- and long-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Griffin U.S. Government Income Fund also may buy and sell options and futures contracts to generate income for the Fund and for hedging purposes. The Fund's sales of options contracts will be limited to covered options.

 Each of the WM U.S. Government Fund, subject to the restrictions set forth above, and the Griffin U.S. Government Income Fund may temporarily invest in cash and may invest in variable rate, floating rate or inverse floating rate instruments, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and repurchase agreements. Each of the Funds may buy and sell securities on a when-issued or delayed-delivery basis and may purchase restricted and illiquid securities.

 The Griffin U.S. Government Income Fund, unlike the WM U.S. Government Fund, may invest in asset-backed securities that are not mortgaged-backed securi-ties, commercial paper, certificates of deposit, foreign index linked invest-ments, zero-coupon bonds, U.S. dollar-denominated foreign securities, securi-ties of other investment companies, reverse repurchase agreements and sepa-rately traded interest and principal components of U.S. Treasury securities ("STRIPs"). In contrast to the Griffin U.S. Government Income Fund, the WM U.S. Government Fund is not permitted to engage in any foreign currency trans-actions or make loans of portfolio securities. The WM U.S. Government Fund may only borrow up to 5% of its net assets for temporary purposes, whereas the Griffin U.S. Government Income Fund may borrow up to 33 1/3% of its net assets for such purposes.

 Although both Funds have the flexibility to invest some or all of their as-sets in mortgage-backed securities, from time to time the WM U.S. Government Fund has had greater investments in such securities. As described below under the caption "Risk Factors--Market Risk," investments in mortgage-backed secu-rities may expose a fund to greater interest rate risk.

 Craig V. Sosey, Vice President and Portfolio Manager of WM Advisors, is pri-marily responsible for the day-to-day management of the WM U.S. Government Fund. He has managed the Fund since November 1, 1998, and has been employed by WM Advisors since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

 Griffin Municipal Bond Fund vs. WM Tax-Exempt Bond Fund

 The Griffin Municipal Bond Fund and the WM Tax-Exempt Bond Fund have similar investment objectives. The Griffin Municipal Bond Fund seeks to provide in-vestors with a high level of income exempt from federal income taxes, while preserving capital. It invests primarily in intermediate- to long-term invest-ment grade municipal securities. The WM Tax-

Exempt Bond Fund seeks to provide a high level of income that is exempt from federal taxes and to protect investors' capital. The Fund invests primarily in fixed-income obligations issued by states, counties, cities and other govern-mental bodies that generate income exempt from federal income tax.

 The total return for the Griffin Municipal Bond Fund and the WM Tax-Exempt Bond Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 9/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                         1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                         ------ ---------- ---------- ----------
Griffin Municipal Bond Fund.............  3.26%     N/A        N/A       4.21%
WM Tax-Exempt Bond Fund.................  3.01%    4.45%      7.07%      4.32%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation is not available for the Griffin Municipal Bond Fund, which commenced operations on 10/19/93. For further information about the WM Tax-Exempt Bond Fund's performance including about waivers/reimbursements that affected the Fund's performance, see the WM Prospectus.

 Under normal market conditions, each of the Funds invests at least 80% of its total assets in municipal obligations such as municipal bonds, municipal notes, inverse floating rate obligations and securities of unaffiliated tax-exempt mutual funds. Securities that are subject to the federal alternative minimum tax do not count toward the 80% total for the Griffin Municipal Bond Fund. Each Fund normally invests at least 65% of its total assets in invest-ment grade securities, and the WM Tax-Exempt Bond Fund may invest up to 35% of its total assets in non-investment grade securities, commonly known as "junk bonds." Each of the Funds may purchase and sell restricted and illiquid secu-rities as well as futures and options, although the WM Tax-Exempt Bond Fund is limited to interest rate futures and options. Each Fund may also enter into repurchase agreements. Each Fund may purchase securities on a when-issued or delivery-delayed basis, and each may invest in fixed, variable or floating rate general obligation and revenue bonds. The Griffin Municipal Bond Fund may invest in municipal lease obligations, reverse repurchase agreements and re-source recovery bonds. Each Fund may invest any portion of its assets in in-dustrial revenue bonds ("IRBs") backed by private issuers, and may invest up to 25% of its total assets in IRBs related to a single industry. Furthermore, each Fund may invest 25% or more of its total assets in municipal securities whose revenue sources are from similar types of projects, e.g., education, housing, or transportation.

 The Griffin Municipal Bond Fund may invest in zero-coupon securities, asset-backed securities, TANs, BANs, and RANs, mortgage-backed securities and stripped mortgage-backed securities, whereas the WM Tax-Exempt Bond Fund does not invest in such securities to a significant extent. The Griffin Municipal Bond Fund expects the dollar-weighted average maturity of its portfolio to be greater than 10 years.

 Although each of the Funds may temporarily invest in taxable short term in-vestments such as U.S. Government securities, commercial paper, U.S. bank ob-ligations, and time or demand deposits in U.S. banks, the WM Tax-Exempt Bond Fund may only invest up to 50% of its total assets for such temporary purpos-es, while the Griffin Municipal Bond Fund is not subject to such a limitation. Moreover, for defensive purposes the Griffin Municipal Bond Fund may also in-vest in taxable municipal obligations, certificates of deposit, collateralized mortgage obligations and STRIPs, while the WM Tax-Exempt Bond Fund may not. Each of the Funds may borrow for temporary defensive purposes, but the Griffin Municipal Bond Fund may borrow up to 33 1/3% of its net assets while the WM Tax-Exempt Bond Fund may only borrow up to 5% of its net assets.

 Brian Placzek, CFA, Vice President and Portfolio Manager of WM Advisors, has had primary responsibility for the day-to-day management of the WM Tax-Exempt Bond Fund since 1995 and has been employed by WM Advisors since 1990. The Trustees of WM Trust I and the shareholders of WM Tax-Exempt Bond Fund have approved a sub-advisory agreement between WM Advisors and Van Kampen with re-gard to the WM Tax-Exempt Bond Fund. It is expected that David C. Johnson, Se-nior Vice President of Van Kampen, will assume primary responsibility for the day-to-day management of the Fund's portfolio effective January 1, 1999. Mr. Johnson has been employed by Van Kampen since 1989.

 Griffin California Fund vs. WM California Fund

 The Griffin California Fund and the WM California Fund have similar invest-ment objectives. The

Griffin California Fund seeks to provide a high level of income exempt from federal income taxes and California personal income taxes, while preserving capital. The WM California Fund seeks to provide as high a level of current income exempt from federal and California state income tax as is consistent with prudent investment management and preservation of capital.

 The total return for the Griffin California Fund and the WM California Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 9/30/98*

                                                                        SINCE
                                                            5 YEARS    10/19/93
                                                    1 YEAR ANNUALIZED ANNUALIZED
                                                    ------ ---------- ----------
Griffin California Fund............................  3.49%     N/A       4.16%
WM California Fund.................................  3.86%    4.75%      4.83%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance infor-mation is not available for the Griffin California Fund, which commenced op-erations on 10/19/93. The WM California Fund's total return since 7/25/89, when it commenced operations, to 9/30/98 is 7.07%. For further information about the WM California Fund's performance, including information about waivers/reimbursements that affected the Fund's performance, see the WM Pro-spectus.

 Each of the Funds invests primarily in intermediate- to long-term California municipal securities. Under normal market conditions, the Griffin California Fund invests at least 80% of its total assets in municipal securities that pay interest which is exempt from federal income taxes and which is not subject to the federal alternative minimum tax. Moreover, under normal market conditions the Griffin California Fund invests at least 65% of its total assets in munic-ipal securities that pay interest which is exempt from California personal in-come taxes. The WM California Fund invests at least 80% of its total assets in California municipal securities, including securities the interest from which is subject to the federal alternative minimum tax. Each Fund may invest in op-tions, futures and restricted and illiquid securities. Furthermore, each of the Funds may purchase securities on a when-issued or delayed-delivery basis, although the WM California Fund may invest only up to 20% of its total assets in when-issued securities. Each of the Funds may also enter into reverse re-purchase agreements. Both of the Funds are classified as "non-diversified" un-der the Investment Company Act of 1940, as amended (the "1940 Act") and as such each may invest a larger portion of its total assets in the securities of a small number of issuers than a diversified fund.

 The Griffin California Fund may also invest in municipal lease obligations, resource recovery bonds, zero-coupon and asset-backed securities and tax revenue or bond anticipation notes.

 The WM California Fund may invest without limitation in unrated securities, while the Griffin California Fund may not invest in such securities. As a re-sult, the WM California Fund may be more dependent on the ability of its ad-viser or subadviser to determine the credit quality of its securities.

 Each Fund has the ability to invest in securities that would be subject to federal income tax; however, the Griffin California Fund may do so only for temporary defensive purposes. For temporary defensive purposes the Griffin California Fund may invest in cash reserves, U.S. Government securities, col-lateralized mortgage obligations, certificates of deposit, STRIPs, stripped mortgage-backed securities, commercial paper, taxable municipal securities, repurchase agreements, interest rate swaps, interest rate caps and floors and loans of portfolio securities. For temporary defensive purposes the WM Cali-fornia Fund may invest without limitation in municipal securities not exempt from the California personal income tax, short term municipal securities, tax-able cash equivalents (including short term U.S. Government securities, cer-tificates of deposit, bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, and repurchase agreements) and securities of money market mutual funds. While both Funds may borrow money for temporary or emergency purposes, the WM California Fund may not purchase additional securi-ties when borrowings exceed 5% of total assets.

 Joseph A. Piraro, Vice President of Van Kampen, has had primary responsibil-ity for the day-to-day management of the WM California Fund since May 1992. Mr. Piraro has been employed by Van Kampen since 1992.

 Griffin Bond Fund vs. WM Income Fund

 The Griffin Bond Fund and the WM Income Fund have similar investment objec-tives. The Griffin Bond Fund seeks to provide investors with as high a level of current income as is consistent with prudent investment management, preser-vation of capital and liquidity. The WM Income Fund seeks to provide a high level of current income that is consistent with protection of shareholders' capital. To accomplish its objective, the WM Income Fund invests in debt issues and obligations that of-fer high current yields and that are consistent with a moderate degree of risk.

 The total return for the Griffin Bond Fund and the WM Income Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 9/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                         1 YEAR ANNUALIZED ANNUALIZED ANNUALIZED
                                         ------ ---------- ---------- ----------
Griffin Bond Fund.......................  5.53%     N/A        N/A       5.02%
WM Income Fund..........................  4.27%    6.06%      8.10%      6.01%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year data is not avail-able for the Griffin Bond Fund, which commenced operations on 10/19/93. For further information about the WM Income Fund's performance, and expense waivers/reimbursements that affected its performance, see the WM Prospectus.

 The Griffin Bond Fund invests in U.S. dollar-denominated debt obligations of all types issued by U.S. or foreign corporations, banks or other business or-ganizations, but generally tends to focus on longer-term bonds. Under normal market conditions, at least 65% of the Fund's total assets will be invested in bonds, and at least 65% of its total assets will be invested in debt securi-ties that are rated investment grade by a nationally recognized statistical rating organization ("NRSRO") or are unrated but determined by its adviser to be of comparable quality. The debt obligations in which the Fund invests in-clude bonds, notes, commercial paper, certificates of deposit, convertible bonds, options and futures, when-issued and delayed-delivery securities, com-modity-indexed and foreign index-linked securities, zero coupon bonds and other types of fixed, floating, inverse floating or variable rate obligations. The Fund may also invest in other mutual funds and in debt obligations issued by U.S. or foreign governments or government agencies including mortgage-backed securities, collateralized mortgage obligations, stripped mortgage-backed securities, reverse repurchase agreements and restricted securities, as well as money market instruments such as repurchase agreements. The Fund's in-vestments in foreign securities denominated in U.S. dollars will be limited to 25% of its total assets.

 The WM Income Fund invests most of its assets in (1) debt and convertible debt securities; (2) U.S. Government securities, including mortgage-backed se-curities; (3) obligations of U.S. banks that belong to the Federal Reserve System; (4) preferred stock and convertible preferred stock rated in one of the four highest ratings of Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"); (5) the highest grade commercial paper as rated by S&P or Moody's; and (6) deposits in U.S. banks. The WM Income Fund may also purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and may purchase and sell interest rate futures and options.

 The Griffin Bond Fund and the WM Income Fund may each invest up to 15% of its total assets in illiquid securities. Both Funds may purchase securities on a "when-issued" or "delayed-delivery" basis. However, the WM Income Fund may only do so with respect to U.S. Government securities or collateralized mort-gage obligations and only up to 20% of its net assets. Both Funds are also permitted to borrow money in times of emergency, but the WM Income Fund may only borrow up to 5% of its net assets, while the Griffin Bond Fund may borrow up to one-third of its total assets.

 Both Funds may also invest in fixed-income securities which are rated below investment grade (so-called "junk bonds"), and may invest in dollar rolls and foreign index linked securities. However, the Griffin Bond Fund may only in-vest 5% of its net assets in junk bonds, while the WM Income Fund may invest up to 35% of its assets in such securities. To the extent that the WM Income Fund invests a greater portion of its assets in securities rated BBB and low-er, the WM Income Fund will be exposed to a greater degree of risk. See "Risk Factors--Risks of Lower-Rated Securities." Unlike the Griffin Bond Fund, the WM Income Fund may invest in securities denominated in foreign currencies, and may engage in foreign currency exchange transactions for hedging purposes. In addition, while the Griffin Bond Fund may lend up to one-third of its assets, the WM Income Fund may only lend up to 20% of its assets.

 Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of WM Advisors, is primarily responsible for the day-to-day management of the WM In-come Fund.

 Griffin Growth & Income Fund vs. WM Growth & Income Fund

 The Griffin Growth & Income Fund and the WM Growth & Income Fund have similar investment ob-jectives. The Griffin Growth & Income Fund seeks to provide capital growth and current income. The WM Growth & Income Fund seeks long-term capital growth, with current income as a secondary consideration. Both Funds attempt to meet their investment objectives through investing primarily in common stocks.

 The total return for the Griffin Growth & Income Fund and the WM Growth & In-come Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 9/30/98*

                                                                        SINCE
                                                 5 YEARS    10 YEARS   10/19/93
                                       1 YEAR   ANNUALIZED ANNUALIZED ANNUALIZED
                                       ------   ---------- ---------- ----------
Griffin Growth & Income Fund.......... (12.44)%     N/A        N/A      14.50%
WM Growth & Income Fund............... (10.05)%   14.97%     12.12%     15.41%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance data is not yet available for the Griffin Growth & Income Fund, which commenced op-erations on 10/19/93. For further information about the WM Growth & Income Fund's performance, and expense waivers/reimbursements that affected the Fund's performance, see the WM Prospectus.

 Under normal market conditions, the Griffin Growth & Income Fund invests at least 65% of its total assets in common stocks. The Fund may also invest up to 25% of its assets in corporate bonds and notes of investment grade quality, and may purchase asset-backed securities, preferred stocks, convertible secu-rities (both debt securities and preferred stocks) and U.S. Government securi-ties. In addition, the Fund may engage in repurchase transactions, may pur-chase futures contracts and options on futures contracts, may purchase or write options on securities, and may invest in U.S. dollar-denominated foreign securities, although it does not expect to invest more than 10% of its total assets in such foreign securities. For temporary or defensive purposes, the Fund may invest without limit in high-quality debt securities or preferred stocks, or in other securities that its adviser considers consistent with such defensive strategies.

 The WM Growth & Income Fund also invests primarily in common stocks. In addi-tion, the Fund may invest in fixed income securities of any maturity, includ-ing mortgage-backed securities. The Fund is also permitted to invest in U.S. dollar-denominated foreign securities, to purchase commercial mortgage-backed securities and to invest up to 25% of its assets in real estate investment trusts ("REITs"). The Fund may also invest in money market instruments for de-fensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets.

 Both the Griffin Growth & Income Fund and the WM Growth & Income Fund may purchase securities on a "when-issued" or "delayed-delivery" basis. However, the WM Growth & Income Fund may only do so with respect to U.S. Government se-curities or collateralized mortgage obligations and only up to 20% of its net assets. Both Funds are also permitted to borrow money in times of emergency, but the WM Growth & Income Fund may only borrow up to 5% of its net assets, while the Griffin Growth & Income Fund may borrow up to one-third of its total assets. In addition, both Funds may lend portfolio securities up to one-third of total assets and may invest up to 15% of their assets in illiquid securi-ties. While the Griffin Growth & Income Fund may enter into reverse repurchase transactions, the WM Growth & Income Fund may not.

 Unlike the WM Growth & Income Fund, at least 90% of the Griffin Growth & In-come Fund's equity investments will be issued by large companies. Historical-ly, the WM Growth & Income Fund has had significant investments in large com-panies, although it has no formal policy to this effect. Unlike the Griffin Growth & Income Fund, the WM Growth & Income Fund may also invest up to 35% of its total assets in non-investment grade debt securities ("junk bonds").

 Effective on or about January 1, 1999, a team of investment professionals em-ployed by WM Advisors will be jointly and primarily responsible for the day-to-day management of the WM Growth & Income Fund. Previously, the Fund was managed by a former employee of WM Advisors.

 Griffin Growth Fund vs. WM Growth Fund

 The Griffin Growth Fund and the WM Growth Fund have similar investment objec-tives. The Griffin Growth Fund seeks to provide investors with long-term growth of capital, while the WM Growth Fund seeks to provide investors with long-term capital appreciation. Both Funds also seek to meet their investment objectives through investing in common stock. However, unlike the WM Growth Fund, the Griffin Growth Fund invests at least 65% of its total assets in the common stock of mid-cap companies.

 The total return for the Griffin Growth Fund and the WM Growth Fund is set forth in the chart below.

                            TOTAL RETURN COMPARISON
                                AS OF 9/30/98*

                                                               5 YEARS    SINCE
                                                     1 YEAR   ANNUALIZED 6/12/95
                                                     ------   ---------- -------
Griffin Growth Fund................................. (15.68)%     N/A     11.08%
WM Growth Fund......................................   8.93%    15.77%    17.71%

* Performance is for Class A shares of both Funds. Fund performance data is after all expenses and sales charges. Five- and ten-year performance data is not available for the Griffin Growth Fund, which commenced operations on 6/12/95. The WM Growth Fund's total return since 4/5/93, when it commenced operations, is 16.75%. For further information about the WM Growth Fund's performance and expense waivers/reimbursements that affected the Fund's per-formance, see the WM Prospectus.

 In addition to common stocks, the Griffin Growth Fund may invest in preferred stocks, convertible securities, futures and options, and variable- or floating rate instruments. The Griffin Growth Fund may also invest in commercial paper, asset-backed securities, corporate bonds, U.S. Government obligations and se-curities of other investment companies. The Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign securities. For temporary or defensive purposes, the Fund may invest without limit in high-quality debt se-curities or preferred stocks, or in other securities that its adviser consid-ers consistent with such defensive strategies.

 In addition to common stocks, the WM Growth Fund may invest in debt securi-ties, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in below investment-grade debt secu-rities ("junk bonds"). The Fund may also engage in options transactions, and enter into financial futures contracts and related options for the purpose of portfolio hedging. In addition, the Fund is allowed to invest up to 25% of its assets in foreign securities, including up to 5% of its assets in securities of developing and emerging countries, and may engage in foreign currency ex-change transactions. Pursuant to an exemptive order of the SEC, the Fund may transfer daily uninvested cash balances into one or more joint trading ac-counts.

 Both Funds may enter into reverse repurchase agreements. Both Funds may also purchase securities on a "when-issued" or "delayed-delivery" basis and may in-vest up to 15% of their respective assets in illiquid securities. Both Funds may also borrow money in times of emergency, but the WM Growth Fund may only borrow up to 5% of its net assets, while the Griffin Growth Fund may borrow up to one-third of its net assets. In addition, each of the Funds may lend port-folio securities to brokers and other financial organizations. However, the Griffin Growth Fund may lend up to one-third of its total assets, while the WM Growth Fund may only lend up to 20% of its total assets. Also, each Fund may invest up to 15% of its assets in illiquid securities.

 Warren B. Lammert, Vice President of Janus Capital Corporation, is primarily responsible for the day-to-day management of the WM Growth Fund and has been since its inception. Mr. Lammert joined Janus in 1987.

 For important information about the Griffin Growth Fund and the WM Growth Fund, and potential capital gain distributions and related tax issues that may arise following this Merger, see "Information About the Mergers -- Special Consideration Relating to the Griffin Growth Fund."

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

 Each Acquired Fund and each Acquiring Fund declares dividends daily and pays them monthly, except that the Griffin Growth & Income Fund and the WM Growth & Income Fund declare and pay dividends quarterly, and the Griffin Growth Fund and the WM Growth Fund declare and pay dividends annually and semiannually, respectively. Each Acquired Fund and each Acquiring Fund distributes any net realized capital gains annually. It is expected that, shortly prior to the Ex-change Date, each of the Acquired Funds will declare and distribute as a spe-cial dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Exchange Date not previously distributed.

 The Acquired Funds and the Acquiring Funds have substantially the same proce-dures for purchasing shares. The Acquired Funds (other than the Griffin Money Market Funds) offer two classes of shares, Class A and Class B. The Griffin Money Market and Tax-Free Money Market Funds offer only Class A shares. In ad-dition to Class A and Class B shares, the Acquiring Funds also offer Class I shares, which are offered only to certain "funds of funds" managed by WM Advi-sors, and Class S shares, which are sold exclusively to investors who enter into separate account management agreements. Class A and Class B shares of the Acquired Funds may be purchased at their net asset value next determined, plus applicable sales charges in the case of Class A shares (other than shares of the Griffin Money Market and Tax-Free Money Market Funds), from Griffin Finan-cial, the principal underwriter of the Acquired Funds. Class A and Class B shares of the Acquiring Funds may be purchased at their net asset value next determined, plus applicable sales charges in the case of Class A shares (other than shares of the WM Money Market and Tax-Exempt Money Market Funds), from WM Funds Dis-tributor, Inc., the principal underwriter of the Acquiring Funds. In addition, shares of the Acquired Funds and the Acquiring Funds may be purchased through other broker-dealers that have dealer agreements with Griffin Financial or WM Funds Distributor, Inc., as the case may be.

 Class B shares of the Acquiring Funds are subject to a CDSC at declining rates if redeemed within six years of purchase. Merger Shares will be subject to a CDSC on redemption to the same extent that the Acquired Fund Shares were so subject. No sales charge will be charged to Acquired Fund shareholders on the issuance of the Merger Shares, and no CDSC will be charged by the Acquired Funds.

 Shares of each Acquired Fund can be exchanged for shares of the same class of any other Acquired Fund. Shares of the Acquiring Funds can generally be ex-changed for shares of the same class of any fund in the WM Group of Funds. For more details, see the WM Prospectus and SAI.
 Redemption procedures for the Acquired Funds and the Acquiring Funds are sub-stantially similar. Shares of a Fund may be redeemed at their net asset value next determined after receipt of the redemption request, less any applicable CDSC, on any day the New York Stock Exchange is open. Shares can be redeemed by contacting the relevant Fund by mail, by telephone, in person (in the case of the Acquired Funds) or by wire communication.

 See the WM Prospectus for further information regarding the Acquiring Funds' distribution policies and purchase, exchange and redemption procedures.

-------------------------------------------------------------------------------
RISK FACTORS

 Certain risks associated with an investment in the Acquiring Funds are summa-rized below. Because each Acquiring Fund and the corresponding Acquired Fund share certain policies described more fully above under "Overview of Mergers-- Comparison of Investment Objectives, Policies and Restrictions," many of the risks of an investment in the Acquiring Fund are similar to the risks of an investment in the corresponding Acquired Fund. A more detailed description of the risks associated with an investment in the Acquiring Fund may be found in the WM Prospectus under the caption "The Funds' Investments and Risk Consider-ations" and in the WM SAI under the caption "Investment Objectives and Poli-cies."

 The values of all securities and other instruments held by the Acquiring Funds vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Acquiring Funds will vary, and may be less at the time of redemption than it was at the time of invest-ment.

 MARKET RISK. Shareholders of both the Acquired and the Acquiring Funds bear the interest rate risks of investment in fixed income securities. During peri-ods of rising interest rates, the value of an Acquiring Fund's holdings of fixed income securities will generally decline. Even the highest quality fixed income securities, including U.S. Government securities, are subject to market risk. Market risk is generally greater, however, for the Funds such as the WM Tax-Exempt Bond Fund, the WM Income Fund, the WM Growth & Income Fund and the WM Growth Fund that may invest in lower-rated securities and comparable unrated securities.

  Market risk is also generally greater for debt securities with longer matu-rities. This risk is usually compounded for funds such as the WM U.S. Govern-ment Fund, the WM Tax-Exempt Bond Fund, the WM California Fund and the WM In-come Fund that may invest in mortgage-backed securities and asset-backed secu-rities that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable--when interest rates are rising. Compounded market risk is also likely for debt securities paying no interest, such as zero coupon, principal-only or interest-only securities.

 CREDIT RISK. Each of the Funds may be subject to credit risk--the risk that the counterparty to any of a Fund's portfolio transactions (including without limitation repurchase agreements, reverse repurchase agreements, securities loans and other over-the-counter transactions) may fail to perform its obliga-tions to the Fund. In the case of debt obligations, credit risk also refers to the risk that the issuer of the obligation will be unable to make timely pay-ments of principal and interest. Each of the Acquiring Funds may invest in unrated securities, which makes such Funds more dependent on the ability of WM Advisors or the relevant subadviser to evaluate credit risk. This risk is par-ticularly significant for Funds that invest in below investment grade securi-ties, commonly known as "junk bonds," as described below.

 LEVERAGE RISK. When a Fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests. Cer-tain of the Funds, such as the WM Short Term Fund, the WM Income Fund, the WM Growth & Income Fund, and the Griffin Bond Fund may also create leverage by using reverse repurchase agreements and/or dollar rolls. The Griffin Municipal Bond Fund and the WM Tax-Exempt Bond Fund may also achieve leverage through the use of inverse floating rate instruments.

 ILLIQUIDITY RISK. The Funds share similar risks of investment in illiquid se-curities, including higher transaction costs, and the risk of not being able to close out a position when it would be most advantageous to do so. Each Ac-quired Fund and each Acquiring Fund may invest up to 15% of its net asset value in illiquid securities, except for the WM Money Market Fund, the WM Tax-Exempt Money Market Fund, the Griffin Money Market Fund and the Griffin Tax-Free Money Market Fund, which are limited to 10% of net assets. Certain secu-rities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, may be less liquid than other portfo-lio securities, even though such securities are not considered "illiquid" for purposes of the percentage tests described above. If the markets for such se-curities become less active, it could be more difficult to value the shares of a Fund and for the Fund to fulfill shareholder redemption orders on a timely basis.

 RISKS OF LOWER-RATED SECURITIES. Certain of the Acquired Funds and certain of the Acquiring Funds share similar risks due to investment in lower-rated secu-rities. Funds that invest in these "junk bonds," such as the WM Tax-Exempt Bond Fund, the WM Income Fund, the WM Growth & Income Fund and the WM Growth Fund, are subject to the following risks: (i) limited liquidity and secondary market support; (ii) substantial market price volatility resulting from changes in prevailing interest rates; (iii) subordination to the prior claims of banks and other senior lenders; (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Fund may reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; and (vi) the issuer's low creditworthi-ness and potential for insolvency during periods of rising interest rates and economic downturn.

 RISKS OF FOREIGN INVESTMENT. Certain of the Acquired and Acquiring Funds share similar risks of investment in foreign securities. Investment by a Fund, such as the WM Money Market Fund, the WM Growth & Income Fund, the WM Income Fund and the WM Short Term High Quality Bond Fund, in foreign securities in-volves the risk of more rapid and extreme changes in value than investment solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of com-panies representing a small number of industries. Adverse developments in cer-tain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign coun-tries differ, in some cases significantly, from U.S. standards. Also, nation-alization, expropriation or confiscatory taxation, currency blockage, politi-cal changes or diplomatic developments could adversely affect a Fund's invest-ments in a foreign country. Foreign securities are also subject to the risks of political, social and economic changes in the relevant country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. In particular, the WM Income Fund, the WM Short Term Fund and the WM Growth Fund, unlike their corresponding Acquired Funds, may invest in securities denominated in foreign currencies, and are therefore subject to the risk of adverse changes in currency exchange rates.

 RISKS OF DERIVATIVE INSTRUMENTS. As noted above, a number of the Acquired and Acquiring Funds may enter into options and futures contracts, and other deriv-atives, including over-the-counter securities transactions, for hedging pur-poses or as a part of their investment strategies. Use of derivative instru-ments may involve certain costs and risks in addition to those associated with a direct investment, including the risk that the Fund could not close out a position when it would be most advantageous to do so due to an illiquid mar-ket, the risk of an imperfect correlation between the value of the securities being hedged, if any, and the value of the particular derivative instrument, the risk of bankruptcy or default of counterparties (particularly in the case of over-the-counter transactions), and the risk that unexpected changes in interest rates or other market movements may adversely affect the value of the Fund's investments in particular derivative instruments.

 RISKS OF COMMON STOCKS AND OTHER EQUITY SECURITIES. The common stocks and other equity securities in which the Griffin and WM Growth and Growth and In-come funds primarily invest are subject to the risks of broad market declines as well as more specific risks affecting the particular issuer, such as man-agement performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

 GEOGRAPHIC CONCENTRATION. The WM California Fund, like the Griffin California Fund, is subject to certain additional risks as a result of concentrating its investments in California municipal securities. In addition to factors affect-ing the California economy, which will likely have a significant impact on the Funds, certain constitutional amendments, legislative measures, executive or-ders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the values of California municipal securities and, consequently, the Fund's net asset values.

-------------------------------------------------------------------------------
SPECIAL MEETING OF SHAREHOLDERS

 This Prospectus/Proxy Statement is being furnished in connection with a Spe-cial Meeting of Shareholders of each Acquired Fund to be held on February 26, 1999, or at such later time made necessary by adjournment (the "Meeting"), and the solicitation of proxies by and on behalf of the shareholders of the Ac-quired Funds for use at the Meeting. The Meeting is being held to consider the proposed Mergers of each Acquired Fund with the corresponding Acquiring Fund by the transfer of all of the Acquired Fund's assets and liabilities to the Acquiring Fund (Proposals 1 through 9). This Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about Decem-ber 26, 1998.

 The Directors of Griffin know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Directors' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

-------------------------------------------------------------------------------
THE PROPOSALS:

APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

 The shareholders of the Griffin Money Market Fund are being asked to approve or disapprove a Merger between the Griffin Money Market Fund and the WM Money Market Fund (Proposal 1); the shareholders of the Griffin Tax-Free Money Mar-ket Fund are being asked to approve or disapprove a Merger between the Griffin Tax-Free Money Market Fund and the WM Tax-Exempt Money Market Fund (Proposal
2); the shareholders of the Griffin Short-Term Bond Fund are being asked to approve or disapprove a Merger between the Griffin Short-Term Bond Fund and the WM Short Term Fund (Proposal 3); the shareholders of the Griffin U.S. Gov-ernment Income Fund are being asked to approve or disapprove a Merger between the Griffin U.S. Government Income Fund and the WM U.S. Government Fund (Pro-posal 4); the shareholders of the Griffin Municipal Bond Fund are being asked to approve or disapprove a Merger between the Griffin Municipal Bond Fund and the WM Tax-Exempt Bond Fund (Proposal 5); the shareholders of the Griffin Cal-ifornia Fund are being asked to approve or disapprove a Merger between the Griffin California Fund and the WM California Fund (Proposal 6); the share-holders of the Griffin Bond Fund are being asked to approve or disapprove a Merger between the Griffin Bond Fund and the WM Income Fund (Proposal 7); the shareholders of the Griffin Growth & Income Fund are being asked to approve or disapprove a Merger between the Griffin Growth & Income Fund and the WM Growth & Income Fund (Proposal 8); and the shareholders of the Griffin Growth Fund are being asked to approve or disapprove a Merger between the Griffin Growth Fund and the WM Growth Fund (Proposal 9). Each Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Acquired Fund and the Acquiring Fund (the "Agreement"), each of which is in the form attached to this Prospectus/Proxy Statement as Appendix A.

 Each Agreement provides, among other things, for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (i) the as-sumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (ii) the issuance to the Acquired Fund of the Class A and Class B Merger Shares, the number of which will be calculated based on the value of the net assets attributable to the Class A and Class B shares, respectively, of the Acquired Fund acquired by the Acquiring Fund and the net asset value per Class A and Class B share of the Acquiring Fund, all as more fully described below under "Information About the Mergers."

 After receipt of the Merger Shares, the Acquired Fund will cause the Class A Merger Shares to be distributed to its Class A shareholders and the Class B Merger Shares to be distributed to its Class B shareholders, in complete liq-uidation of the Acquired Fund. Each shareholder of the Acquired Fund will re-ceive a number of full and fractional Class A and Class B Merger Shares equal in value at the date of the exchange to the aggregate value of the sharehold-er's Class A Acquired Fund shares and Class B Acquired Fund shares, as the case may be.

 As indicated above, shareholders of each Acquired Fund are voting on the ap-proval of an Agreement and Plan of Reorganization for their specific Acquired Fund. If all of the Agreements and Plans of Reorganization are approved, and all of the Mergers are consummated, Griffin will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act. If the Agree-ments and Plans of Reorganization are approved, Griffin will close its stock transfer books as of the close of business on the business day immediately preceding the closing of the Mergers.

 BOARD OF DIRECTOR'S RECOMMENDATIONS. THE BOARD OF DIRECTORS OF THE GRIFFIN FUNDS, INC. HAS VOTED UNANIMOUSLY TO APPROVE EACH PROPOSED MERGER AND TO REC-OMMEND THAT SHAREHOLDERS OF EACH ACQUIRED FUND ALSO APPROVE THE MERGER FOR SUCH FUND.

 REQUIRED SHAREHOLDER VOTE. Approval of the proposed Merger for each Acquired Fund will require the affirmative vote of a majority of the Class A and Class B shares of the relevant Acquired Fund, voting collectively, that are present and entitled to vote, provided a quorum is present. The holders of one-third of the Class A and Class B shares of each Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting with respect to that Fund.

 The Agreements and Plans of Reorganization contemplate the liquidation and dissolution of Griffin in the event all of the Mergers are consummated, which requires the approval of a majority of the shares voted at the Meeting, with shareholders of all of the Acquired Funds voting in the aggregate. A vote for an Agreement and Plan of Reorganization includes a vote for the liquidation and dissolution of Griffin; correspondingly, a vote against an Agreement and Plan of Reorganization is a vote against the liquidation and dissolution of Griffin.

 A shareholder of an Acquired Fund objecting to the proposed Merger is not en-titled under Maryland law to demand payment for or an appraisal of his or her Acquired Fund shares if the Merger is consummated over his or her objection. Shareholders may, however, redeem their shares at any time prior to the Merg-er, and if the Merger is consummated, shareholders will still be free at any time to redeem their Merger Shares, in each case for cash at net asset at the time of such redemption, less any applicable CDSC, or to exchange their Merger Shares for shares of the same class of certain other funds in the WM Group of Funds, at net asset value at the time of such exchange.

BACKGROUND AND REASONS FOR THE PROPOSED MERGERS

 A meeting of the Board of Directors of Griffin was held on August 13, 1998, at which time the then-pending Washington Mutual/Ahmanson Merger and its po-tential effects on the Acquired Funds were discussed. The Board met again, both in-person and telephonically, on several occasions, and, after completing its due diligence and deliberations, the Board of Directors, including all of the non-interested members of the Board, unanimously approved the Mergers on December 14, 1998. At such Meeting, the Board determined that the proposed Mergers were in the best interests of the shareholders of each class of each Acquired Fund, and that the interests of such shareholders would not be di-luted as a result of the Mergers.

 In considering the proposed Mergers, the Board of Griffin considered the po-tential impact of the Mergers on Griffin shareholders and a variety of factors relating thereto, including among others: 1) that a majority of the Griffin shareholders were also customers of H.F. Ahmanson, and that as a result of the Washington Mutual/Ahmanson Merger, such shareholders have become customers of Washington Mutual; 2) the viability and expense involved in operating any Ac-quired Fund on a stand-alone basis separately and apart from the WM Group of Funds; 3) the continuity of management resulting from the anticipated election of three Griffin Board members to the WM Trust Board of Trustees; 4) that the Acquired Funds are currently being distributed by WM Funds Distributor, Inc. (the Acquiring Funds' distributor); 5) the terms and conditions of the Agree-ments and Plans of Reorganization, including provisions intended to avoid any dilution of shareholder interests; 6) the capabilities, practices and re-sources of the organizations that provide investment advisory and other serv-ices to the Acquiring Funds, and the terms on which these services are provid-ed; 7) the shareholder services provided to Griffin shareholders compared with the shareholder services provided to Acquiring Fund shareholders; 8) the in-vestment objectives, policies and limitations of the Acquired Funds and the Acquiring Funds, including internal guidelines of WM Advisors in connection with the management of certain Acquiring Funds; 9) the historical performance of the Acquired Funds and the Acquiring Funds; 10) the historical and pro-jected operating expenses of the Acquired Funds and the Acquiring Funds, in-cluding fee commitments agreed to by WM Advisors; 11) the anticipated tax-free nature of the Mergers; and 12) that WM Advisors has committed to bear all of the expenses associated with the Mergers.

 The Independent Directors also took into account the fact that William Haw-kins, the sole director of Griffin who is an "interested person" of Griffin had entered into an agreement with Washington Mutual in which he agreed to use his best efforts to assist Washington Mutual and its affiliates to consummate the Mergers, and that Washington Mutual had agreed to pay him a special com-pletion fee upon consummation of the Mergers. By virtue of that agreement, Mr. Hawkins may be deemed to have a substantial personal interest in the Mergers. In addition, the Board took into account the capital loss carry-forwards for each Acquired Fund and each Acquiring Fund, and the unrealized capital appre-ciation in each Acquired Fund and in the corresponding Acquiring Fund, in each case as a percentage of the Fund's total net assets. Those percentages as of September 30, 1998 were as follows:

                                  CAPITAL LOSS                UNREALIZED CAPITAL
                              CARRY-FORWARDS (AS A        APPRECIATION (DEPRECIATION)
                         PERCENTAGE OF TOTAL NET ASSETS) (AS A PERCENTAGE OF TOTAL NET
          FUND                ON SEPTEMBER 30, 1998      ASSETS) ON SEPTEMBER 30, 1998
          ----           ------------------------------- -----------------------------
Griffin Money Market
 Fund...................                *                              *
WM Money Market Fund....              0.01%                            *

Griffin Tax-Free Money
 Market Fund............                *                              *
WM Tax-Exempt Money
 Market Fund............                *                            (0.86)%

Griffin Short-Term Bond
 Fund...................                *                             2.82%
WM Short-Term Fund......              4.45%                           1.92%

Griffin U.S. Government
 Income Fund............                *                             4.20%
WM U.S. Government
 Fund...................              20.77%                          3.66%

Griffin Municipal Bond
 Fund...................              0.40%                           4.54%
WM Tax-Exempt Bond
 Fund...................              0.36%                          11.18%

Griffin California
 Fund...................              0.15%                           5.52%
WM California Fund......                *                             8.75%

Griffin Bond Fund.......                *                             3.47%
WM Income Fund..........              14.81%                          7.47%

Griffin Growth & Income
 Fund...................                *                            (4.98)%
WM Growth & Income
 Fund...................                *                             9.67%

Griffin Growth Fund.....              1.46%                           7.83%
WM Growth Fund..........                *                            17.82%

* Less than $50,000 or less than 0.01% of net assets.

 The principal reasons why management of the WM Funds is proposing the Mergers are as follows:

  (i) SUSTAINABLE DECREASES IN OVERALL EXPENSES. The Mergers are expected to result in aggregate operating expenses that would be lower than those ex-pected to be borne by most of the Acquired Funds as described more fully in the Overview under "Operating Expenses." Of course, there can be no assurance that the Mergers will result in savings in operating expenses to sharehold-ers.

  (ii) APPROPRIATE INVESTMENT OBJECTIVES, DIVERSIFICATION, ETC. The investment objective, policies, and restrictions of each Acquiring Fund are compatible with those of the corresponding Acquired Fund, and WM Advisors believes that an investment in shares of the Acquiring Fund (whose portfolio will have been combined with that of the Acquired Fund) will provide shareholders with an investment opportunity comparable to that currently afforded by the Acquired Fund, with the potential for reduced investment risk because of the opportu-nities for additional diversification of portfolio investments through in-creased Fund assets.

  (iii) CONTINUED INVESTMENT IN A MUTUAL FUND WITHOUT RECOGNITION OF GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES. The proposed Mergers will permit Ac-quired Fund shareholders to keep their investment in an open-end mutual fund, without recognition of gain or loss for federal income tax purposes. If the Acquired Funds were to liquidate and shareholders were to receive the net as-set value of their shares in liquidating distributions, gain or loss would be recognized for federal income tax purposes. See "Information About the Merg-ers--Federal Income Tax Consequences" below.

  (iv) STREAMLINING AND UNIFYING FUND COMPLEX. The Mergers will facilitate the consolidation of investment advisory and management functions within WM Advi-sors, Inc. and will streamline and unify fund offerings, fund distribution, fund compliance and recordkeeping activities. Operating the WM Funds sepa-rately from the Griffin Funds could lead to inefficiencies and inconsisten-cies in operations and administration. In addition, maintaining two separate families that include funds with similar investment objectives could lead to confusion among investors and intermediaries, particularly as WAMU consoli-dates its distribution channels.

  (v) ELECTION OF THREE GRIFFIN DIRECTORS TO THE WM GROUP OF FUNDS BOARD. It is anticipated that the Trustees of WM Trust I and WM Trust II will increase the size of the Board and elect three current Griffin Board members to serve on the Boards of WM Trust I and WM Trust II. These Directors would only begin service as Trustees of the WM

 Group of Funds after Griffin is liquidated and dissolved.

INFORMATION ABOUT THE MERGERS

 AGREEMENT AND PLAN OF REORGANIZATION. Each proposed Agreement and Plan of Re-organization provides that the relevant Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange for the assumption by the Acquiring Fund for all of the liabilities of the Acquired Fund and for the issuance of the Class A and Class B Merger Shares, all as of the Exchange Date (defined in each Agreement to be March 5, 1999 or such other date as may be agreed upon by the Acquiring Fund and the Acquired Fund). The following dis-cussion of the Agreements is qualified in its entirety by the full text of each Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

 Each Acquired Fund will sell all of its assets to the corresponding Acquiring Fund, and, in exchange, the Acquiring Fund will assume all of the liabilities of the Acquired Fund and deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class A shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class A shares of the Acquired Fund, and
(ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of assets of the Acquired Fund attributable to its Class B shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class B shares of the Ac-quired Fund.

 Immediately following the Exchange Date, each Acquired Fund will distribute pro rata to its shareholders of record as of the close of business on the Ex-change Date the full and fractional Merger Shares received by the Acquired Fund, with Class A Merger Shares being distributed to holders of Class A shares of the Acquired Fund and Class B Merger Shares being distributed to holders of Class B shares of the Acquired Fund. As a result of the proposed transaction, each holder of Class A and Class B shares of the Acquired Fund will receive a number of Class A and Class B Merger Shares equal in aggregate value at the Exchange Date to the value of the Class A and Class B shares of the Acquired Fund held by the shareholder. This distribution will be accom-plished by the establishment of accounts on the share records of the corre-sponding Acquiring Fund in the names of the Acquired Fund shareholders, each account representing the respective number of full and fractional Class A and Class B Merger Shares due such shareholder. Because the shares of the Acquir-ing Funds will not be represented by certificates, certificates for Merger Shares will not be issued.

 The consummation of each Merger is subject to the conditions set forth in the Agreement, any of which may be waived. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of each Acquired Fund, prior to the Exchange Date, by mutual consent of the rele-vant Funds or, if any condition set forth in the Agreement has not been ful-filled and has not been waived by the party entitled to its benefits, by such party.

 All legal and accounting fees and expenses, printing other fees and expenses (other than portfolio transfer taxes (if any), brokerage and other similar ex-penses, all of which will be borne by the relevant Fund, except as provided below) incurred in connection with the consummation of the transactions con-templated by the Agreement will be borne by WM Advisors. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regu-lated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that an Acquiring Fund disposes of portfolio securities of the Acquired Fund following the rele-vant Merger, shareholders of the Acquired Fund will bear their portion of the related brokerage commissions, except for any sale of the portfolio securities of the Griffin Growth Fund, which expenses shall be borne by WM Advisors and/or Janus. WM Advisors and Janus have agreed to bear such expenses because it is currently expected that the WM Growth Fund will dispose of a substantial portion of the portfolio securities acquired from the Griffin Growth Fund.

 SPECIAL CONSIDERATIONS RELATING TO THE GRIFFIN GROWTH FUND. The subadvisers of the WM Growth Fund and the Griffin Growth Fund have different management styles. In particular, the WM Growth Fund has at certain times invested in the securities of a smaller number of issuers than has typically been the case for the Griffin Growth Fund. In addition, the Griffin Growth Fund invests in mid-capitalization stocks, while the WM Growth Fund, although it is not subject to any limitation based on capitalization, has at times invested more significantly in larger-capitalization stocks. Janus, the subadviser to the WM Growth Fund, currently expects to sell, after the Merger, a substantial portion of the portfolio se-curities currently held by the Griffin Growth Fund in order to more closely align the holdings of the Griffin Growth Fund with the current holdings of the WM Growth Fund.

 The sale of these securities will result in the realization of any capital gains on the securities sold, which will be distributed (net of any capital losses) to the WM Growth Fund shareholders after the Merger (a group that would include, if the Merger is consummated, current Griffin Growth Fund shareholders). The amount of any net capital gains, which will be taxable to the persons who hold Fund shares on the distribution record date (with the ex-ception of those investors who hold shares through tax-deferred accounts), will depend, in part, on the price at which the securities are sold, and can-not be determined in advance.

 The Griffin Board, in approving the proposal to reorganize the Griffin Growth Fund into the WM Growth Fund, considered various aspects of such Merger, in-cluding the possibility that WM Growth Fund shareholders may experience, after the Merger, an increased taxable gain distribution as a result of portfolio securities sales. As part of its consideration, the Board evaluated alterna-tives for the Griffin Growth Fund, including liquidating the Fund or operating the Fund as a stand-alone Fund apart from the WM Group of Funds.

 DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to each Acquired Fund's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are Class A and Class B shares of the Acquiring Fund, which have characteristics substantially similar to those of the corresponding class of Acquired Fund shares with re-spect to sales charges, CDSCs, conversion and 12b-1 servicing and distribution fees. Investors purchasing Class A shares of the Acquiring Funds generally pay a sales charge of up to 5.50% at the time of purchase, but Acquired Funds shareholders receiving Class A Merger Shares in the Merger will not pay a sales charge on such shares. Class A shares of the Acquiring Funds are gener-ally not subject to redemption fees, except that certain purchases of Class A shares of the Acquiring Funds which are not subject to a front-end sales load are subject to a CDSC of up to 1% if redeemed within two years after purchase. Class A shares of the Acquiring Funds are generally subject to a 12b-1 servic-ing fee at the annual rate of 0.25% of the net assets, attributable to the Fund's Class A shares. Class B shares of the Acquiring Funds are sold without a front end sales charge, but are subject to a CDSC of up to 5% if redeemed within six years of original purchase. Class B shares of the Acquiring Funds are also subject to a 12b-1 distribution and servicing fees at the annual rates of 0.75% and 0.25%, respectively, of the Fund's average daily net assets attributable to Class B shares. Class B shares of the Acquiring Funds will convert automatically into Class A shares after they have been held for ap-proximately eight years. For purposes of determining the CDSC payable on re-demption of Class A or Class B Merger Shares received by holders of Class A or Class B shares of an Acquired Fund, such shares will be treated as having been purchased as of the dates that, and for the price (adjusted to reflect the Merger) at which, such shareholders originally purchased their Class A or Class B shares, as the case may be, of the Acquired Fund, and the CDSC will be applied at the same rate as was in effect for the Acquiring Fund at the time the shares of the Acquired Fund were originally purchased. For purposes of de-termining the conversion date of Class B Merger Shares to Class A shares, the Merger Shares will be treated as having been purchased as of the date two years prior to the date that the Acquired Fund shares exchanged for such Merger Shares were originally purchased (so that, in effect, the conversion feature currently enjoyed by Griffin Fund shareholders will be "grand-fathered"). See the WM Prospectus for more information about the characteris-tics of Class A and Class B shares of the Acquiring Funds.


 ORGANIZATIONAL DOCUMENTS. Each of the Merger Shares will be fully paid and nonassessable by the Acquiring Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights, except that Class B Merger Shares convert automatically into Class A shares as described above. The Amended and Restated Agreement and Declaration of Trust of WM Trust I (the "Declaration of Trust") and the Master Trust Agreement of WM Trust II (the "Master Trust Agreement" and together with the Declaration of Trust the "Trust Agreements") permit each of WM Trust I and WM Trust II to divide its shares, without shareholder approval, into two or more series of shares repre-senting separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Each Acquiring Fund's shares are currently divided into four classes.

 The following is a summary of the major differences between the governing documents and laws applicable to each of the Acquiring Funds and the Acquired Funds. Griffin is organized as a Maryland corporation, while WM Trust I and WM Trust II are organized as Massachusetts business trusts. Except as otherwise noted below, the provisions of Massachusetts law, the Trust Agreements and the Bylaws of WM Trust I and WM Trust II are substantially similar to those of Maryland law and the Articles of Incorporation (the "Articles") and Bylaws of Griffin. Each of the Acquiring Funds and the Acquired Fund is subject to the 1940 Act.

 MEETINGS OF SHAREHOLDERS. The Bylaws of Griffin enable a special meeting of the shareholders to be called (i) by the chairman of the board, the president in the absence of the chairman, or the chief operating officer in the absence of the chairman and the president, (ii) by a majority of the board, or (iii) by shareholders entitled to cast 10% of the votes at such special meeting. By contrast, the Declaration of Trust for WM Trust I provides that only the Trustees may call a meeting of the shareholders, while the WM Trust II Master Trust Agreement gives the Trustees and shareholders holding at least 10% of the shares then outstanding the right to call (or cause to be called) a meet-ing of shareholders.

 QUORUMS. The Articles provide that one-third of the shares entitled to vote (in person or by proxy) constitutes a quorum at all meetings of the sharehold-ers of Griffin. The Declaration of Trust provides that ten percent of WM Trust I shares entitled to vote constitute a quorum at a shareholders' meeting of WM Trust I, while the Master Trust Agreement provides that a quorum for WM Trust II is a majority of the shares entitled to vote. Unlike the Trust Agreements, which provide that a majority of Trustees constitutes a quorum for a meeting of Trustees, the Griffin Bylaws provide that one-third of the directors (but no fewer than two) constitutes a quorum for a meeting of directors.

 NUMBER OF DIRECTORS. The Griffin Bylaws provide that the number of directors shall be no less than two nor greater than fifteen. The WM Trust II Master Trust Agreement requires a minimum of two Trustees for WM Trust II, while the WM Trust I Declaration of Trust specifies no minimum number of Trustees.

 REMOVAL OF TRUSTEES OR DIRECTORS. Pursuant to Maryland law and the Bylaws of Griffin, any director may be removed with or without cause at any meeting of shareholders at which a quorum is present by the affirmative vote of a major-ity of the votes entitled to be cast. The Declaration of Trust of WM Trust I provides that a majority of the Trustees may remove Trustees. The Master Trust Agreement for WM Trust II provides that Trustees may be removed with or with-out cause (i) by written instrument signed by at least two-thirds the Trust-ees, (ii) by vote of the shareholders holding not less than two-thirds of the outstanding shares or (iii) by written declaration signed by shareholders holding not less than two-thirds of the outstanding shares and filed with WM Trust II's custodian. In addition, the WM Trust II Master Trust Agreement pro-vides that the Trustees shall promptly call a meeting to vote upon the removal of any Trustee when requested to do so in writing by shareholders holding not less than 10% of the shares then outstanding.

 VACANCIES. The Bylaws of Griffin state that (i) immediately after filling a vacancy in the board of directors, at least two-thirds of the directors then holding office shall have been elected by the shareholders and (ii) if at any time after the first annual meeting of shareholders a majority of the direc-tors consist of directors elected by the board, a meeting of the shareholders shall be called to elect the entire board, and the terms of the directors then in office shall terminate. While there is no comparable provisions in the Trust Agreements, the Acquiring Funds remain subject to the requirements of the 1940 Act which are identical to the Bylaw provisions described above. Sub-ject to the 1940 Act, the Trust Agreements and the Bylaws of Griffin enable vacancies to be filled by a majority of the remaining Trustees or board mem-bers respectively.

 INDEMNIFICATION. Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service as a director un-less it is established that (i) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually re-ceived an improper personal benefit or (iii) in the case of a criminal pro-ceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a "Corporate liabili-ty") or (ii) in a proceeding charging improper personal benefit where the di-rector is found to be liable because such benefit was improperly received, whether or not involving action in the director's official capacity (a "Per-sonal liability").

 Maryland law also provides that indemnification is not payable by a corpora-tion unless a determination has been made that the director has met the stan-dard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of direc-tors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceeding, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the stockholders. Upon the application of a director, a court may order indemnification if it determines that (i) a director is entitled to reimbursement because such di-rector has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applica-ble standards of conduct or (ii) whether or not the director has met the ap-plicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification pay-ment shall be limited to the director's expenses in cases involving Corporate liability or Personal liability.

 Similarly, the Trust Agreements provide that the Trustees and officers shall be indemnified against all liabilities incurred in connection with being or having been a Trustee or officer except liabilities concerning acts with re-spect to which it has been determined that such person acted with wilful mis-feasance, bad faith, gross negligence or reckless disregard of such person's duties. While the WM Trust II Master Trust Agreement provides that a determi-nation of indemnification may be made by an independent counsel or a vote of a majority of a quorum of disinterested trustees, it also enables such decision to be made by (i) a final decision on the merits by a court or other body that the indemnified person was not liable or (ii) dismissal of an action for in-sufficiency of evidence. The WM Trust I Declaration of Trust does not make in-demnification contingent upon any such determination.

 Under Maryland law, indemnification expenses may be paid in advance of the final disposition if a director provides (a) a written affirmation of his good faith belief that the standard of conduct necessary for indemnification has been met and (b) a written undertaking to repay the amount if it is determined that the standard of conduct has not been met. This undertaking need not be secured. The Trust Agreements provide that indemnification expenses may be paid in advance only if (a) there is an undertaking to repay the advance and appropriate security for such undertaking is given, (b) the relevant trust is insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees, or independent legal counsel, in a written opinion, determines that there is reason to believe that the indemni-fied persons will be found to be entitled to indemnification.

 PERSONAL LIABILITY. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Trust Agreements disclaim shareholder liability for acts or obligations of the trust and/or the Acquir-ing Funds and require that notice of such disclaimer be given in each agree-ment, undertaking, or obligation entered into or executed by the trust, the Acquiring Funds or the Trustees. The Trust Agreements provide for indemnifica-tion out of Acquiring Fund property for all loss and expense of any share-holder held personally liable for the obligations of the Acquiring Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liabil-ity is limited to circumstances in which the Acquiring Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered re-mote. Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation.

 TERMINATION. Under Maryland law, a corporation may be dissolved by vote of the majority of the entire board of the directors. In addition, the Griffin By-laws enable Griffin to be dissolved by a majority vote of all the stock-holders entitled to vote. The WM Trust I Declaration of Trust provides that WM Trust

I or any series may be terminated by vote of at least 50% of the shares of each series entitled to vote (voting separately by series) or by the trustees upon written notice to the shareholders. The WM Trust II Master Trust Agree-ment provides that WM Trust II may be terminated only by both a majority vote of the Trustees and vote of a majority of the outstanding voting securities of WM Trust II (voting separately by fund).

 AMENDMENTS. The Trust Agreements and the Bylaws of both WM Trust I and WM Trust II may only be amended by a majority of the Trustees. Likewise, the Ar-ticles of Griffin may only be amended by a majority of the directors, although the Bylaws may be amended by either a majority of the shareholders or a major-ity of the board.

 FEDERAL INCOME TAX CONSEQUENCES. As a condition to each Acquired Fund's obli-gation to consummate the Merger, the Acquired Fund will receive an opinion from Ropes & Gray, counsel to WM Trust I and WM Trust II, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Acquired Fund on the distribu-tion of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) under Section 358 of the Code, the tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Acquired Fund shares; (iv) under
Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital as-set; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of the reorganization; (vi) under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Ac-quiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's basis in such assets; and (vii) under Section 1223(2) of the Code, the Acquiring Fund's holding period in such assets will include the Acquired Fund's holding period in such assets. The opinion will be based on certain factual statements made by representatives of Griffin, WM Trust I and WM Trust II, and will also be based on customary assumptions and will include, in the case of the Merger relating to the Griffin Growth Fund, qualifications noting and distinguishing adverse authority.

 Prior to the Exchange Date, each Acquired Fund will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders of all of its investment company tax-able income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

 CAPITALIZATION. The following tables show the capitalization of each Acquir-ing Fund and each Acquired Fund as of September 30, 1998, and of each Acquir-ing Fund on a pro forma basis as of that date, giving effect to the proposed acquisition by the Acquiring Fund of the assets and liabilities of the Ac-quired Fund at net asset value:

                             CAPITALIZATION TABLES

                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

                                               GRIFFIN         WM
                                             MONEY MARKET MONEY MARKET PRO FORMA
                                                 FUND         FUND     COMBINED
--------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A....................................   $237,590     $409,578   $647,168
 Class B....................................                   5,118      5,118
 Class I....................................                 110,033    110,033
 Class S....................................                   6,516      6,516
--------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A....................................    237,590      409,620    647,210
 Class B....................................                   5,127      5,127
 Class I....................................                 110,044    110,044
 Class S....................................                   6,517      6,517
--------------------------------------------------------------------------------
Net asset value per share
 Class A....................................    $  1.00      $  1.00     $ 1.00
 Class B....................................                    1.00       1.00
 Class I....................................                    1.00       1.00
 Class S....................................                    1.00       1.00
--------------------------------------------------------------------------------

                                               GRIFFIN         WM
                                               TAX-FREE    TAX-EXEMPT
                                             MONEY MARKET MONEY MARKET PRO FORMA
                                                 FUND         FUND     COMBINED
--------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A....................................   $ 23,078     $ 26,365    $49,443
 Class B....................................                      13         13
 Class I....................................
 Class S....................................
--------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A....................................     23,083       26,365     49,448
 Class B....................................                      13         13
 Class I....................................
 Class S....................................
--------------------------------------------------------------------------------
Net asset value per share
 Class A....................................    $  1.00      $  1.00     $ 1.00
 Class B....................................                    1.00       1.00
 Class I....................................
 Class S....................................
--------------------------------------------------------------------------------


                                          GRIFFIN           WM
                                        SHORT-TERM      SHORT-TERM    PRO FORMA
                                         BOND FUND         FUND       COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................     $98,176         $33.328     $131,504
 Class B.............................         357           3,600        3,957
 Class I.............................                       1,178        1,178
 Class S.............................                         760          760
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................       9,457          14,134       55,733
 Class B.............................          34           1,527        1,678
 Class I.............................                         500          500
 Class S.............................                         322          322
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................    $  10.38        $   2.36     $   2.36
 Class B.............................       10.37            2.36         2.36
 Class I.............................                        2.36         2.36
 Class S.............................                        2.36         2.36
-------------------------------------------------------------------------------

                                          GRIFFIN           WM
                                      U.S. GOVERNMENT U.S. GOVERNMENT PRO FORMA
                                        INCOME FUND        FUND       COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................    $108,252        $269,666     $377,918
 Class B.............................       5,682          25,782       31,464
 Class I.............................                      39,358       39,358
 Class S.............................                       5,510        5,510
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................      11,117          24,386       34,173
 Class B.............................         583           2,332        2,847
 Class I.............................                       3,555        3,555
 Class S.............................                         498          498
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................    $   9.74        $  11.06     $  11.06
 Class B.............................        9.75           11.05        11.05
 Class I.............................                       11.07        11.07
 Class S.............................                       11.07        11.07
-------------------------------------------------------------------------------

                                          GRIFFIN           WM
                                      MUNICIPAL BOND  TAX-EXEMPT BOND PRO FORMA
                                           FUND            FUND       COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................     $21,846        $304,008     $325,854
 Class B.............................         568          16,707       17,275
 Class I.............................                           1            1
 Class S.............................                           1            1
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................       2,267          37,259       39,936
 Class B.............................          59           2,047        2,117
 Class I.............................                           1            1
 Class S.............................                           1            1
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................    $   9.64        $   8.16     $   8.16
 Class B.............................        9.64            8.16         8.16
 Class I.............................                        8.16         8.16
 Class S.............................                        8.16         8.16
-------------------------------------------------------------------------------


                                          GRIFFIN           WM
                                        CALIFORNIA      CALIFORNIA    PRO FORMA
                                           FUND            FUND       COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................    $ 41,723        $290,121     $331,844
 Class B.............................       7,955          44,360       52,315
 Class I.............................                           1            1
 Class S.............................                           7            7
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................       4,862          25,166       28,785
 Class B.............................         927           3,848        4,538
 Class I.............................                           1            1
 Class S.............................                           1            1
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................    $   8.58        $  11.53     $  11.53
 Class B.............................        8.58           11.53        11.53
 Class I.............................                       11.53        11.53
 Class S.............................                       11.53        11.53
-------------------------------------------------------------------------------

                                          GRIFFIN           WM        PRO FORMA
                                         BOND FUND      INCOME FUND   COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................    $ 95,794        $219,172     $314,966
 Class B.............................         655          33,794       34,449
 Class I.............................                       6,841        6,841
 Class S.............................                       1,681        1,681
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................      10,248          22,771       32,729
 Class B.............................          70           3,508        3,576
 Class I.............................                         711          711
 Class S.............................                         174          174
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................    $   9.35        $   9.62     $   9.62
 Class B.............................        9.34            9.63         9.63
 Class I.............................                        9.62         9.62
 Class S.............................                        9.63         9.63
-------------------------------------------------------------------------------

                                          GRIFFIN           WM
                                      GROWTH & INCOME GROWTH & INCOME PRO FORMA
                                           FUND            FUND       COMBINED
-------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................    $284,576        $467,882     $752,458
 Class B.............................      45,107         107,100      152,207
 Class I.............................                     172,580      172,580
 Class S.............................                      11,833       11,833
-------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................      16,964          25,452       40,935
 Class B.............................       2,697           5,888        8,368
 Class I.............................                       9,375        9,375
 Class S.............................                         650          650
-------------------------------------------------------------------------------
Net asset value per share
 Class A.............................    $  16.77        $  18.38     $  18.38
 Class B.............................       16.73           18.19        18.19
 Class I.............................                       18.41        18.41
 Class S.............................                       18.21        18.21
-------------------------------------------------------------------------------

                                                 GRIFFIN       WM      PRO FORMA
                                               GROWTH FUND GROWTH FUND COMBINED
                                               ----------- ----------- ---------
Net assets (000's omitted)
 Class A......................................   $84,020    $ 98,723   $182,743
 Class B......................................     5,290      37,172     42,461
 Class I......................................               116,183    116,183
 Class S......................................                11,749     11,749
--------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A......................................     5,684       5,780     10,699
 Class B......................................       364       2,259      2,581
 Class I......................................                 6,760      6,760
 Class S......................................                   714        714
--------------------------------------------------------------------------------
Net asset value per share
 Class A......................................   $ 14.78    $  17.08   $  17.08
 Class B......................................     14.54       16.45      16.45
 Class I......................................                 17.19      17.19
 Class S......................................                 16.46      16.46
--------------------------------------------------------------------------------

 Pro forma financial statements of the Acquiring Funds as of and for the fis-cal years ended December 31, 1997, October 31, 1997, and June 30, 1998, as ap-plicable, and as of and for the six months ended June 30, 1998 and April 30, 1998 are included in the Merger SAI. Because each Agreement provides that the Acquiring Fund will be the surviving Fund following the Merger and because the Acquiring Fund's investment objective and policies will remain unchanged, the pro forma financial statements reflect the transfer of the assets and liabili-ties of the Acquired Fund to the Acquiring Fund as contemplated by the Agree-ment.

-------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUIRED FUNDS

 Other information regarding the Acquired Funds, including information with respect to their investment objectives, policies and restrictions and finan-cial history may be found in the Merger SAI, the Griffin Prospectus, the Grif-fin SAI and the Griffin Annual Report, which are available upon request by calling 1-800-676-4450.

 Other information filed by the Griffin Funds, Inc. can be inspected and cop-ied at the Public Reference Facilities maintained by the Securities and Ex-change Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

-------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUIRING FUNDS

 Other information relating to the Acquiring Funds, including information with respect to their investment objectives, policies and restrictions and finan-cial history may be found in the WM Prospectus, which accompanies this Prospectus/Proxy Statement, and in the Merger SAI, the WM SAI and the WM An-nual Reports, which are available upon request by calling 1-800-222-5852. To the extent that any information in respect of the Acquiring Funds found in any such document is inconsistent with the information contained in this Prospectus/Proxy Statement, this Prospectus/Proxy Statement should be deemed to supersede such other document. Certain information and commentary from the Acquiring Funds' most recent annual or semi-annual reports relating to the Acquiring Funds' recent investment performance is set forth in Appendix B to this Prospectus/Proxy Statement.

 Other information filed by the Acquiring Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Com-mission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Cen-ter, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at pre-scribed rates.

-------------------------------------------------------------------------------

VOTING INFORMATION

 RECORD DATE, QUORUM AND METHOD OF TABULATION. Shareholders of record of each Acquired Fund at the close of business on December 15, 1998 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any ad-journment thereof. The holders of one-third of the outstanding shares of each Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting with respect to that Fund. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. Class A and Class B shareholders of each Acquired Fund vote together as a single class in connec-tion with the approval or disapproval of the Mergers. Shareholders of each Ac-quired Fund will vote only on the approval or disapproval of that Fund's Merg-er. The Agreements and Plans of Reorganization contemplate the liquidation and dissolution of Griffin in the event all of the Mergers are consummated, which requires the approval of a majority of votes cast at the Meeting, with all Ac-quired Fund stockholders voting in the aggregate. A vote for an Agreement and Plan of Reorganization includes a vote for the liquidation and dissolution of Griffin; correspondingly, a vote against an Agreement and Plan of Reorganiza-tion is a vote against the liquidation and dissolution of Griffin.

 Votes cast by proxy or in person at the Meeting will be counted by persons appointed by Griffin as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of the Proposal for purposes of de-termining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instruc-tions have not been received from the beneficial owners or the persons enti-tled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes have the effect of negative votes on the Proposals relating to the Mergers.

 SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of the Acquired Funds, there were issued and outstanding the fol-lowing number of shares of beneficial interest of each class of each Acquired
Fund:

                                                             CLASS A    CLASS B
                                                           ----------- ---------
Griffin Money Market Fund................................. 230,419,493         -
Griffin Tax-Free Money Market Fund........................  24,180,680         -
Griffin Short-Term Bond Fund..............................   9,228,254    35,239
Griffin U.S. Government Income Fund.......................  11,014,883   662,947
Griffin Municipal Bond Fund...............................   2,298,617    58,859
Griffin California Tax-Free Fund..........................   4,774,135   974,163
Griffin Bond Fund.........................................   9,967,683    62,871
Griffin Growth & Income Fund..............................  16,193,871 2,641,974
Griffin Growth Fund.......................................   5,355,055   351,278

 As of the Record Date, the officers and Directors of Griffin and the officers and Trustees of WM Trust I and WM Trust II as a group beneficially owned less than 1% of the outstanding shares of each Acquired Fund. As of October 29, 1998 in the case of the Acquired Funds and October 1, 1998 in the case of the Acquiring Funds, to the best of the knowledge of Griffin, WM Trust I and WM Trust II, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquired Funds and the Acquiring Funds:

 WM MONEY MARKET FUND: BHC Securities, Omnibus Account, Attn: Cash Sweeps Dept., 2005 Market St., 12th floor, Philadelphia, PA 19103-7042, 19.8%;

 Northwestern Trust & Investors, Advisory Company, 1201 3rd Ave., Suite 2010, Seattle, WA 98101-3026, 15.5%.

 SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd floor, Long Beach, CA 90803, 7.7%;

 SAM Conservative Growth Portfolio, c/o. WM Advisors, 5200 E. 2nd St., 2nd floor, Long Beach, CA 90803, 7.23 %;


 WM TAX-EXEMPT MONEY MARKET FUND: BHC Securities, Omnibus Account, Attn: Cash Sweeps Dept., 2005 Market St., 12th floor, Philadelphia, PA 19103-7042, 13.38%.

 WM INCOME FUND: Northwestern Trust & Investors, Advisory Company, 1201 3rd Ave., Suite 2010, Seattle, WA 98101-3026, 6.81%.

 WM GROWTH & INCOME FUND: Northwestern Trust & Investors, Advisory Company, 1201 3rd Ave., Suite 2010, Seattle, WA 98101-3026, 16.57%.

 SAM Conservative Growth Portfolio, c/o WM Advisors, 5200 E. 2nd, 2nd floor, Long Beach, CA 90803, 11.22%;

 SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd, 2nd floor, Long Beach, CA 90803, 7.48%;

 WM U.S. GOVERNMENT FUND: SAM Balanced Portfolio, c/o WM Advisors, 5200 E. 2nd St., 2nd floor, Long Beach, CA 90803, 9.13%;

 GRIFFIN MONEY MARKET FUND: Home Savings of America FSB, 4900 Rivergrade Road, Mail Code 3080, Irwindale, CA 91706-1438, 28.28%;

 The Northern Trust Company TR, Ahmanson Advantage Account, 50 S. Lasalle St., Chicago, IL 60603-1008, 20.20%.

 GRIFFIN TAX-FREE MONEY MARKET FUND : Home Savings of America FSB, 4900 Rivergrade Road, Mail Code 3080, Irwindale, CA 91706-1438, 15.75%.

 GRIFFIN U.S. GOVERNMENT INCOME FUND : The Northern Trust Company TR, Ahmanson Advantage Account, 50 S. Lasalle St., Chicago, IL 60603-1008, 5.07%.

 GRIFFIN GROWTH & INCOME FUND: The Northern Trust Company TR, Ahmanson Advan-tage Account., 50 S. Lasalle St., Chicago, IL 60603-1008, 6.93%.

 GRIFFIN GROWTH FUND: The Northern Trust Company TR, Ahmanson Advantage Ac-count, 50 S. Lasalle St., Chicago, IL 60603-1008, 8.18%.

 SOLICITATION OF PROXIES. Solicitation of proxies by personal interview, mail and facsimile, may be made by officers and Directors of Griffin and the offi-cers and Trustees of the Trusts and employees of Griffin Advisers, WM Advisors and their affiliates. In addition, the firm of D.F. King & Co., Inc. ("D.F. King") may be retained to assist in the solicitation of proxies. The costs for solicitation of proxies, like the other costs associated with the Merger of the Griffin/WM Funds, will be borne by WM Advisors. See "Information About the Mergers."

 REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary of Griffin, c/o Boston Equiserve, P.O. Box 9389, Boston, MA 02205-9967 or in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Secretary of Griffin. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made FOR the proposal (set forth in Proposals 1-9 of the Notice of Meeting) to implement the Merger with respect to the relevant Acquired Fund.

 SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The Griffin Arti-cles of Incorporation do not provide for annual meetings of shareholders, and the Griffin Funds do not currently intend to hold such a meeting for share-holders of the Acquired Funds in 1999. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the

Acquired Funds' shareholders must be received by Griffin a reasonable period of time prior to any such meeting. If the Mergers are consummated, the Acquired Funds' existence will terminate in March, 1999 or shortly thereafter, after which there would be no meetings of the shareholders of the Acquired Funds.

 ADJOURNMENT. If sufficient votes in favor of any proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of prox-ies. Any adjournment will require the affirmative vote of a plurality of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. If the Meeting is adjourned with respect to one or more Pro-posals, any other Proposal may still be acted upon by the shareholders. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal.

December 26, 1998

                                                                     APPENDIX A

                     AGREEMENT AND PLAN OF REORGANIZATION

 This Agreement and Plan of Reorganization (the "Agreement") is made as of
      , 1998 by and between The Griffin Funds, Inc., a Maryland corporation, on behalf of its [ ] Fund series (the "Acquired Fund") and WM Trust I, a Massachusetts business trust (the "WM Trust"), on behalf of its [ ] Fund series (the "Acquiring Fund").

PLAN OF REORGANIZATION

 (a) On the Exchange Date (as defined in Section 6), the Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of the Acquiring Fund (the "Class A Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date and (ii) a number of full and fractional Class B shares of beneficial in-terest of the Acquiring Fund (the "Class B Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attrib-utable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund at-tributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date. (The Class A Merger Shares and the Class B Merger Shares shall be referred to collectively as the "Merger Shares.") It is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

 (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, the Acquired Fund shall distribute in complete liquidation to its Class A and Class B shareholders of record as of the Exchange Date the Class A and Class B Merger Shares of the Acquiring Fund, each such shareholder being entitled to receive that proportion of such Class A and Class B Merger Shares which the number of Class A and Class B shares of beneficial interest of the Acquired Fund held by such shareholder bears to the number of Class A and Class B shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

 (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provision of the Articles of Incorporation of The Griffin Funds, Inc. and applicable law, and its legal existence terminated. Prior to the Exchange Date, The Griffin Funds, Inc. and WM Trust shall have filed appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of the Exchange Date with respect to the transactions contemplated hereby with the Department of Assessments and Taxation of the State of Maryland. Any reporting responsi-bility of the Acquired Fund is and shall remain the responsibility of the Ac-quired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.

 (d) This agreement and the transactions contemplated herein will be approved by the requisite vote of the holders of the outstanding shares of common stock of The Griffin Funds, Inc. and of each Acquired Fund, consistent with the pro-visions of the laws of the State of Maryland, The Griffin Funds, Inc.'s Arti-cles of Incorporation and By-Laws and the 1940 Act. Approval of this Agreement by the requisite vote of the holders of the outstanding shares of common stock in an Acquired Fund shall constitute approval of all of the transactions con-templated herein, including the reorganization of all investment portfolios of The Griffin Funds, Inc. as described in the Prospectus/Proxy and the dissolu-tion, of The Griffin Funds, Inc. upon consummation of each such reorganiza-tion, subject to the shareholder approval required under Maryland law and the Articles of Incorporation and By-Laws of The Griffin Funds, Inc.

AGREEMENT

 The Acquiring Fund and the Acquired Fund agree as follows:

 1. Representations, Warranties and Agreements of the Acquiring Fund. The Ac-quiring Fund and WM Trust represent and warrants to and agrees with the Ac-quired Fund that:

  a. The Acquiring Fund is a series of shares of the WM Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Each of the WM Trust and the Acquiring Fund is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the WM Trust. Each of the WM Trust and the Acquiring Fund has all necessary federal, state and local au-thorizations to carry on its business as now being conducted and to carry out this Agreement.

  b. The WM Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

  c. The audited statement of assets and liabilities, statements of opera-tions, statements of changes in net assets and a schedule of investments (in-dicating their market values) of the Acquiring Fund as of and for the year ended October 31, 1998 have been or will be furnished to the Acquired Fund. Such statement of assets and liabilities and schedules fairly present the fi-nancial positions of the Acquiring Fund as of the dates indicated therein and said statements of operations and statements of changes in net assets fairly reflect the results of its operations and changes in net assets for the peri-ods covered thereby in conformity with generally accepted accounting princi-ples.

  d. The prospectus and statement of additional information of the Acquiring Fund, each dated November 1, 1998 (collectively, the "WM Prospectus"), previ-ously furnished to the Acquired Fund, did not as of such date and will not up to and including the Exchange Date, with respect to the Acquiring Fund, con-tain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

  e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the WM Trust or the Acquiring Fund, threatened against the WM Trust or the Acquiring Fund, which assert liability on the part of the WM Trust or the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judg-ment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transaction herein contemplat-ed.

  f. The Acquiring Fund has no known liabilities of a material nature, contin-gent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of October 31, 1998 and those incurred in the ordi-nary course of its business as an investment company since October 31, 1998. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or oth-erwise, incurred by it subsequent to October 31, 1998, whether or not in-curred in the ordinary course of business.

  g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the WM Trust's officers, are required to be filed on or before such date by the Acquiring Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

  h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the

 "1934 Act"), the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

  i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by the WM Trust on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issua-ble hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement,
 (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and
 (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meet-ing referred to in Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to state-ments in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information fur-nished in writing by the Acquired Fund to the Acquiring Fund or the WM Trust specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

  j. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the WM Prospectus, the Registration Statement or the Acquired Fund Proxy Statement.

  k. All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all ap-plicable federal and state securities laws (including any applicable exemp-tions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

  l. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

  m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

  n. The Merger Shares to be issued to the Acquired Fund have been duly autho-rized and, when issued and delivered pursuant to this Agreement, will be le-gally and validly issued and will be fully paid and non-assessable by the Ac-quiring Fund, and no shareholder of the Acquiring Fund will have any preemp-tive right of subscription or purchase in respect thereof.

  o. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstand-ing any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

  p. That prior to the Exchange Date, three (3) members of the Board of Direc-tors of The Griffin Funds, Inc. shall have been elected to the Board of Trustees of WM Trust to begin service at the time of the dissolution of The Griffin Funds, Inc.

 2. Representations, Warranties and Agreements of the Acquired Fund. The Ac-quired Fund and The Griffin Funds, Inc. represent and warrant to and agrees with the Acquiring Fund that:

  a. The Acquired Fund is a series of shares of The Griffin Funds, Inc., a Maryland corporation duly established and validly existing under the laws of the State of Maryland, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Each of The Griffin Funds, Inc. and the Acquired Fund is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on The Griffin Funds, Inc. Each of The Griffin Funds, Inc. and the Acquired Fund has all necessary fed-eral, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out its ob-ligations under this Agreement.

  b. The Griffin Funds, Inc. is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

  c. A statement of assets and liabilities, statements of operations, state-ments of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the year ended Sep-tember 30, 1998 have been or will be furnished to the Acquiring Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquired Fund as of their date, and such statements of opera-tions and statements of changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

  d. The current prospectus and statement of additional information of The Griffin Funds, Inc., dated [December 23, 1998], which has been or will be furnished to the Acquiring Fund, did not as of such date and does not as of the date of this Agreement contain, with respect to The Griffin Funds, Inc. or the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

  e. There are no material legal, administrative or other proceedings pending or, to the knowledge of The Griffin Funds, Inc. or the Acquired Fund, threat-ened against The Griffin Funds, Inc. or the Acquired Fund, which assert lia-bility on the part of The Griffin Funds, Inc. or the Acquired Fund. The Ac-quired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transac-tions herein contemplated.

  f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as are disclosed in The Griffin Funds, Inc.'s registra-tion statement on Form N-1A.

  g. The Acquired Fund has no known liabilities of a material nature, contin-gent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of September 30, 1998 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known li-abilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to September 30, 1998, whether or not incurred in the ordinary course of business.

  h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of The Griffin Funds, Inc.'s officers, are required to be filed on or before such date by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is un-der audit, by the Internal Revenue Service or by any state or local tax au-thority for taxes in excess of those already paid.

  i. At the Exchange Date, The Griffin Funds, Inc., on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabili-ties of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the In-vestments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security inter-ests whatsoever and without any restrictions upon the transfer thereof. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of September 30, 1998 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions, through the Exchange Date.

  j. No registration under the 1933 Act of any of the Investments would be re-quired if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the

 Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

  k. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the trans-actions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state securities or blue sky laws.

  l. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the repre-sentations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy State-ment made in reliance upon and in conformity with information furnished in writing by the Acquiring Fund to the Acquired Fund or The Griffin Funds, Inc. specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

  m. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Section 851 and 852 of the Code.

  n. At the Exchange Date, the Acquired Fund will have sold such of its as-sets, if any, as are necessary to assure that, after giving effect to the ac-quisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Sec-tion 5(b)(l) of the 1940 Act and in compliance with such other mandatory in-vestment restrictions as are set forth in the WM Prospectus, as amended through the Exchange Date.

  o. All of the issued and outstanding shares of common stock of the Acquired Fund shall have been offered for sale and sold in conformity with all appli-cable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

  p. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

 3. Reorganization.

  a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligations to distribute to its shareholders all of its in-vestment company taxable income and net capital gain as described in Section 8(m)), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Ac-quired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or con-tingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any investments), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Ac-quired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below) except for the Acquired Fund's liabilities, if any, aris-ing in connection with this Agreement. Pursuant to this Agreement, the Ac-quired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their Class A and Class B shares of the Acquired Fund.

  b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other proper-ties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in re-spect of which such distribution is made shall have gone "ex" such distribu-tion prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

  c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

 4. Valuation Time. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Ac-quired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Ac-quired Fund assumed by the Acquiring Fund on that date, determined as herein-after provided in this Section 4.

  a. The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the shares of the Acquired Fund, and the value of the liabilities attributable to the Class A and Class B shares of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

  b. The net asset value of the Class A and Class B Merger Shares shall be computed in the manner set forth in the WM Prospectus. The value of the as-sets and liabilities of the Class A and Class B shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determin-ing the fair market value of the Acquiring Fund's assets and liabilities. For such purposes, the Acquiring Fund and Acquired Fund agree to develop mutually acceptable pricing procedures and to implement such procedures prior to the Valuation Time.

  c. No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

  d. The Acquired Fund shall distribute the Class A Merger Shares to the Class A shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class A Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Class B Merger Shares to the Class B shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class B Acquired Fund shareholder in accordance with such written instructions.

  e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

 5. Expense, Fees, etc.

  a. The parties hereto understand and agree that the transactions contem-plated by this Agreement are being undertaken contemporaneously with a gen-eral consolidation of certain of the registered investment companies advised by WM Advisors, Inc. ("WM Advisors") and Griffin Financial Investment Advis-ers and their affiliates; and that in connection therewith the costs of all such transactions are being borne by WM Advisors.

  b. In the event the transactions contemplated by this Agreement are not con-summated by reason of the Acquiring Fund's being either unwilling or unable to go forward other than by reason of the nonfulfillment or failure of any condition to the Acquiring Fund's obligations referred to in Section 7(a) or
 Section 8, the Acquiring Fund shall pay directly all reasonable fees and ex-penses incurred by the Acquired Fund in connection with such transactions, including, without limitation, legal, accounting and filing fees.

  c. In the event the transactions contemplated by this Agreement are not con-summated by reason of the Acquired Fund's being either unwilling or unable to go forward other than by reason of the nonfulfillment or failure of any con-dition to the Acquired Fund's obligations referred to in Section 7(a) or Sec-tion 9, the Acquired Fund shall pay directly all reasonable fees and expenses incurred by the Acquiring Fund in connection with such transactions, includ-ing, without limitation, legal, accounting and filings fees.

  d. In the event the transactions contemplated by this Agreement are not con-summated for any reason other than (i) the Acquiring Fund's or the Acquired Fund's being either unwilling or unable to go forward or (ii) the nonfulfill-ment or failure of any condition to the Acquiring Fund's or the Acquired Fund's obligations referred to in Section 7(a), Section 8 or Section 9 of this Agreement, as applicable, then each of the Acquiring Fund and the Ac-quired Fund shall bear all of its own expenses incurred in connection with such transactions.

  e. Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, in-cluding, without limitation, consequential damages, except as specifically set forth above.

 6. Exchange Date. Delivery of the assets of the Acquired Fund to be trans-ferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at Boston, Massa-chusetts as of [March 6, 1999], or at such other date agreed to by an officer of the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date." All acts taking place at the Exchange Date shall be deemed to take place simulta-neously as of the 4:00 p.m. Eastern time on the Exchange Date unless otherwise provided.

 7. Meetings of Shareholders; Dissolution.

  a. The Griffin Funds, Inc., on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of consider-ing the sale of all of the Acquired Fund's assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of the Ac-quired Fund.

  b. The Acquired Fund agrees that the liquidation and dissolution of the Ac-quired Fund will be effected in the manner provided in The Griffin Funds, Inc.'s Articles of Incorporation and Bylaws in accordance with applicable law and that on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

  c. The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Registration Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Reg-istration Statement.

 8. Conditions to the Acquiring Fund's Obligations. The obligations of the Ac-quiring Fund hereunder shall be subject to the following conditions:

  a. That this Agreement shall have been adopted and the transactions contem-plated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of common stock of the Acquired Fund entitled to vote.

  b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values deter-mined as provided in Section 4 of this Agreement, together with a list of In-vestments with their respective tax costs, all as of the Valuation Time, cer-tified on the Acquired Fund's behalf by The Griffin Funds, Inc.'s President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since September 30, 1998 other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to divi-dends paid or losses from operations.

  c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Ex-change Date, signed by The Griffin Funds, Inc.'s President (or any Vice Pres-ident) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all mate-rial respects as if made at and as of such dates and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

  d. That the Acquired Fund shall have delivered to the Acquiring Fund a let-ter from KPMG Peat Marwick LLP dated the Exchange Date reporting on the re-sults of applying certain procedures agreed upon by the Acquiring Fund and described in such letter, which limited procedures relate to schedules of the tax provisions and qualifying tests for regulated investment companies as prepared for the fiscal year ended September 30, 1998 and the period October 1, 1998 to the Exchange Date (the latter period being based on unaudited da-ta).

  e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

  f. That the Acquiring Fund shall have received an opinion of Morrison & Foerster LLP, counsel to the Acquired Fund, in form satisfactory to counsel to the Acquiring Fund, and dated the Exchange Date, to the effect that (i) The Griffin Funds, Inc. is a Maryland corporation duly formed and is validly existing under the laws of the State of Maryland and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by The Griffin Funds, Inc. on behalf of the Acquired Fund and, assuming that the Registra-tion Statement, the WM Prospectus and the Acquired Fund Proxy Statement com-ply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due autho-rization, execution and delivery of this Agreement by the WM Trust on behalf of the Acquiring Fund, is a valid and binding obligation of The Griffin Funds, Inc. and the Acquired Fund; (iii) The Griffin Funds, Inc., on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Ac-quired Fund will have duly sold, assigned, conveyed, transferred and deliv-ered such assets to the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate The Griffin Funds, Inc.'s Articles of Incorporation or Bylaws or any provision of any agreement known to such counsel to which The Griffin Funds, Inc. or the Acquired Fund is a party or by which it is bound; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by The Griffin Funds, Inc. on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

  g. That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and sub-ject to certain qualifications), dated the Exchange Date, in form satisfac-tory to the Acquiring Fund and its counsel, with respect to the matters spec-ified in Section 9(f) of this Agreement.

  h. That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations provided in a letter of a duly authorized representative of the Acquiring Fund and subject to certain qualifications), dated the Exchange Date, in form satis-factory to the Acquiring Fund and its counsel, to the effect that, on the ba-sis of the existing provisions of the Code, current administrative rules, and the court decisions, for federal income tax pur- poses: (i)(a) the Merger will constitute a "reorganization," within the meaning of Section 368(a) of the Code, and (b) each of the Acquiring Fund and the Acquired Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Merger, and, correspondingly, (c) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the basis to the Acquiring Fund of the Investments will be the same as the basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Acquiring Fund's hold-ing periods with respect to the Investments will include the respective peri-ods for which the Investments were held by the Acquiring Fund.

  i. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limita-tions or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

  j. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been in-stituted or, to the knowledge of The Griffin Funds, Inc. or the Acquiring Fund, threatened by the Commission.

  k. That The Griffin Funds, Inc. and the WM Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such or-ders shall be in full force and effect.

  l. That all actions taken by The Griffin Funds, Inc. on behalf of the Ac-quired Fund in connection with the transactions contemplated by this Agree-ment and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

  m. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171 (a) (2) of the Code,
 (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid), in each case for its taxable years ending on or after Sep-tember 30, 1998 and on or prior to the Exchange Date, and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for both the taxable year ending on September 30, 1998 and the short taxable period ending on October 1, 1998 and ending on the Exchange Date.

  n. That the Acquired Fund shall have furnished to the Acquiring Fund a cer-tificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of The Griffin Funds, Inc., as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursu-ant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

  o. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

  p. That the Acquired Fund's transfer agent shall have provided to the Ac-quiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

  q. That all of the issued and outstanding shares of common stock of the Ac-quired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applicable exemp-tions therefrom) and, to the extent that any audit of the records of the Ac-quired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or its counsel are neces-sary to remedy any prior failure on the part of the Acquired Fund to have of-fered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or de-posited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or its counsel, to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

  r. That the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated as of the Exchange

 Date satisfactory in form and substance to the Acquiring Fund reporting on the results of applying limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with gen-erally accepted auditing standards), which limited procedures relate as of the Valuation Time to the procedures customarily utilized by the Acquired Fund in valuing its assets and issuing its shares.

  s. That prior to the Exchange Date, The Griffin Funds, Inc. and WM Trust shall have filed appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of the Exchange Date.

  t. That prior to the Exchange Date, three (3) members of the Board of Direc-tors of The Griffin Funds, Inc. shall have been elected to the Board of Trustees of WM Trust, to begin service at the time of the liquidation of The Griffin Funds, Inc.

 9. Conditions to the Acquired Fund's Obligations. The obligations of the Ac-quired Fund hereunder shall be subject to the following conditions:

  a. That this Agreement shall have been adopted and the transactions contem-plated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of common stock of the Acquired Fund entitled to vote.

  b. That the WM Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

  c. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the WM Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and cor-rect in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that WM Advisors shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by an officer of WM Advi-sors, certifying that as of the Valuation Time and as of the Exchange Date, to the best of WM Advisors's knowledge, after due inquiry, all representa-tions and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

  d. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

  e. That the Acquired Fund shall have received an opinion of Ropes & Gray, counsel to the Acquiring Fund, in form satisfactory to counsel to the Ac-quired Fund, and dated the Exchange Date, to the effect that (i) the WM Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by the WM Trust and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by the WM Trust on behalf of the Ac-quiring Fund and, assuming that the WM Prospectus, the Registration Statement and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by The Griffin Funds, Inc. on behalf of the Acquired Fund, is a valid and binding obligation of the WM Trust and the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the WM Trust's Decla-ration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the WM Trust or the Acquiring Fund is a party or by which it is bound; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WM Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

  f. That the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations provided in a letter of a duly authorized representative of the Acquired Fund and subject to certain qualifications), in form satisfac-tory to the Acquired Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i)(a) the Merger will con-stitute a "reorganization," within the meaning of Section 368(a) of the Code, and (b) each of the Acquiring Fund and the Acquired Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with re-spect to the Merger, and, correspondingly, (c) no gain or loss will be recog-nized by the Acquired Fund as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Acquired Fund on the distribu-tion of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) the tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Acquired Fund shares; and (iv) a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be de-termined by including the holding period for the Acquired Fund shares ex-changed for the Merger Shares, provided that the shareholder held the Ac-quired Fund shares as a capital asset.

  g. That all actions taken by the WM Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all docu-ments incidental thereto shall be satisfactory in form and substance to the Acquired Fund and its counsel.

  h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been in-stituted or, to the knowledge of the WM Trust or the Acquiring Fund, threat-ened by the Commission.

  i. That the WM Trust shall have received from the Commission and any rele-vant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect. With respect to the Acquiring Fund, the Board of Trustees, including a majority of the "non-interested" Trustees, has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing Shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

  j. That for the period beginning at the Exchange Date of the Reorganization and ending not less than 6 years thereafter, the Acquiring Fund shall pro-vide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to the Directors and officers of the Acquired Fund, covering the actions of the Directors and officers of the Acquired Fund for the period they served as such.

  k. Prior to the Exchange Date, The Griffin Funds, Inc. and WM Trust shall have filed appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of the Exchange Date.

 10. Indemnification.

  a. The Acquired Fund will indemnify and hold harmless, out of the assets of the Acquired Fund (which shall be deemed to include the assets of the Acquir-ing Fund represented by the Merger Shares following the Exchange Date) but no other assets, the trustees and officers of the WM Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, loss-es, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relat-ing to The Griffin Funds, Inc. or the Acquired Fund contained in the Regis-tration Statement or the Griffin Prospectus, the Acquired Fund Proxy State-ment or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a ma-terial fact relating to The Griffin Funds, Inc. or the Acquired Fund required to be stated therein or necessary to make the statements relating to The Griffin Funds, Inc. or the Acquired Fund required to be stated therein or necessary to make the statements relating to The Griffin Funds, Inc. or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of The Griffin Funds, Inc. or the Acquired Fund. The Indemnified Parties will notify The Griffin Funds, Inc. and the Acquired Fund in writing within ten days af-ter the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such In-demnified Party as to any matters covered by this Section 10(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indem-nified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund's obligation under
 Section 10(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(a) without the necessity of the Indem-nified Parties' first paying the same.

  b. The Acquiring Fund will indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the Directors and officers of The Griffin Funds, Inc. (for purposes of this subparagraph, the "Indemnified Par-ties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the In-demnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Par-ties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in the Registration Statement, the WM Prospectus, the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the WM Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the WM Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reason-able compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the WM Trust or the Acquiring Fund. The Indemnified Parties will notify the WM Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(b). The Acquiring Fund shall be enti-tled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section 10(b), or, if its so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund's obligation under this Section 10(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first in-stance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(b) without the necessity of the Indemnified Parties' first paying the same.

  c. For the period beginning at the Exchange Date of the last Merger to occur and ending not less than six years thereafter, WM Trust, its successor or as-signs shall provide, or cause to be provided, liability coverage comparable to the liability coverage currently applicable to both former and current Di-rectors and officers of The Griffin Funds,

 Inc., covering the actions of such Directors and officers of The Griffin Funds, Inc. for the period they served as such.

 11. No Broker, etc. Each of the Acquired Fund and the Acquiring Fund repre-sents that there is no person who has dealt with it, the WM Trust or The Grif-fin Funds, Inc. who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

 12. Termination. The Acquired Fund and the Acquiring Fund may, by mutual con-sent of the Directors of The Griffin Funds, Inc. and the Trustees of the WM Trust on behalf of each Fund, terminate this Agreement, and the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of their respective Directors/Trustees or an officer authorized by such Directors/Trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by September 30, 1999, this Agreement shall automati-cally terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

 13. Rule 145. Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Merger Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affili-ate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

  "THESE SHARES MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO WM U.S. GOVERNMENT SECURITIES FUND OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGIS-TRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFAC-TORY TO THE FUND SUCH REGISTRATION IS NOT REQUIRED."

and, further, the Acquiring Fund will issue stop transfer instructions to the Acquiring Fund's transfer agent with respect to such shares. The Acquired Fund will provide the Acquiring Fund on the Exchange Date with the name of any Ac-quired Fund shareholder who is to the knowledge of the Acquired Fund an affil-iate of the Acquired Fund on such date.

 14. Covenants, etc. Deemed Material. All covenants, agreements, representa-tions and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

 15. Sole Agreement; Amendments. This Agreement supersedes all previous corre-spondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

 16. Declaration of Trust. A copy of the Declaration of Trust of the WM Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the WM Trust on behalf of the Acquiring Fund, as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees, officers or shareholders of the WM Trust individually but are binding only upon the assets and property of the Acquiring Fund.

     THE GRIFFIN FUNDS, INC.,

     on behalf of its [         ] Fund series

     By: __________________________________________________________________
            [William A. Hawkins, President]

     WM TRUST I

     on behalf of its [         ] Fund series

     By: __________________________________________________________________
            William G. Papesh, President
money market funds

Appendix B
Excerpts from Semi-Annual Report of WM Trust I dated
April 30, 1998 Regarding Investment Performance

Portfolio Manager

Audrey Quaye has over five years investment experience, is a Certified Public Accountant, holds an MBA, and has been with WM Advisors, Inc. since 1996. Ms. Quaye manages the Money Market Fund and the Tax-Exempt Money Market Fund.

Economic Conditions Affecting Fund Performance

During the six-month period ended April 30, 1998, financial markets experienced the peak of the Asian economic crisis. As currencies and markets collapsed across that region, investors moved assets to high-quality, domestic holdings and a strong rally in the U.S. bond market ensued. The U.S. economy remained healthy and strong during the period, although the pace of growth moderated in some regions due to a slowdown in manufacturing and export activity. Consumer confidence was high, the housing market flourished in the low interest rate environment, and the unemployment rate declined to a 28-year low of 4.3%.

Inflation remained very tame throughout 1997 and into the early part of 1998. As a result, the Federal Reserve left rates unchanged at its March 31, 1998 meeting. The strength of the U.S. economy was balanced by the slowdown in Asian activity and did not translate into overall price pressures. The result for the short-term market was that the benchmark 90-day U.S. Treasury bill yield declined from a high of 5.48% in December 1997, to 4.98% on April 30, 1998. Average tax-free daily money market yields also declined from 3.60% in January 1998, to 1.75% in February 1998, and then rose to 4.20% at April 30, 1998. The volatility was primarily due to change in supply and demand conditions in the tax-free market.

Economic and Interest Rate Outlook

We expect inflation to remain tame and we anticipate a gradual slowdown in the U.S economy as exports to Asia continue to decline and cheaper imports from Asia push down domestic price levels. We also expect the slowdown in the economy to reduce the risk of inflation, resulting in the possibility for lower interest rates. However, if the effect of the Asian economic crisis is not as strong as projected, or if employment costs continue to rise, then an increase in inflation and interest rates is possible. Nevertheless, we do not anticipate Fed rate move in the near future.

Portfolio Strategy

Effective March 23, 1998, Sierra money market assets merged with, and into, the WM Money Market Fund. The Fund's net assets at April 30, 1998, totaled $452.4 million. One effect of the merger was an increase in the Fund's exposure to U.S. Government and Agency obligations. In addition, in an attempt to lower overall risk in the portfolio, we reduced the Fund's exposure to the banking and foreign sectors. We also extended the Portfolio's weighted average maturity in view of our interest rate outlook.

The WM Tax-Exempt Money Market Fund's net assets at April 30, 1998, totaled $27.34 million. During the period, we reduced the Fund's exposure to the more volatile daily variable rate securities when short-term interest rates declined significantly. However, the Portfolio's weighted average maturity did not change significantly.

Portfolios' Performance/1/

At April 30, 1998, the seven-day simple yield for Class A shares of the WM Money Market Fund was 4.90%, or 5.02% on a compounded annual basis. The Fund had a weighted average maturity of 84 days.

The seven-day simple yield for Class A shares of the WM Tax-Exempt Money Market Fund was 3.64%, or 3.71% on a compounded annual basis. The Fund had a weighted average maturity of 63 days.

--------------------------------------------------------------------------------
30 Day Distribution Rates*                      A Shares             B Shares

       Money Market Fund                          4.84%                4.10%
       Tax-Exempt Money Market Fund               3.38%                2.52%
--------------------------------------------------------------------------------

* During the period noted, WM Advisors, Inc. waived a portion of its management fees and absorbed certain other expenses. Without the waiver and expense absorption, the yields would have been lower.

/1/ All yield information represents past performance, which cannot guarantee future results. Principal is not guaranteed or insured by the U.S. government, and yields will fluctuate depending on market conditions. There is no assurance that the portfolios will maintain their $1.00 per share net asset value.

u.s. government securities


Portfolio Manager

The U.S. Government Securities Fund is managed by a fixed income team led by Senior Portfolio Manager Gary Pokrzywinski, who has over 12 years of asset management experience and has been with WM Advisors, Inc. for more than 5 years. Mr. Pokrzywinski is a Chartered Financial Analyst and holds a Business Degree from the University of Wisconsin.

What were the most significant factors contributing to the Fund's performance over the past 6 months?

The fixed-income market benefited from low inflation and an overall "flight to quality" stemming from the Asian economic crisis. Many investors worldwide moved assets from volatile global regions to U.S. government securities. The yield on the 30-year Treasury dropped to a record low in January of 1998 and closed the period under 6%. Given this positive economic backdrop, the U.S. Government Securities Fund's Class A shares total return for the six months ended 4/30/98 was 3.40% (-1.26% adjusted for the maximum sales charge).+

The large percentage of mortgage-backed securities in the Fund produced a

                           [LINE GRAPH APPEARS HERE]

                 growth of a $10,000 investment (class A shares)

                           Fund (adjusted
           Fund (not         for the        Lehman Brothers
         adjusted for      maximum 4.5%       Government
         sales charge)     sales charge)      Bond Index      Inflation

Apr 88     10,000             9,550             10,000         10,000
Jan 89     10,452             9,982             10,549         10,341
Jan 90     11,589            11,068             11,731         10,878
Jan 91     12,958            12,375             13,076         11,493
Jan 92     14,440            13,790             14,688         11,793
Jan 93     15,873            15,159             16,340         12,174
Jan 94     17,065            16,298             17,947         12,482
Jan 95     16,401            15,663             17,425         12,832
Jan 96     19,257            18,390             20,366         13,182
Jan 97     19,664            18,779             20,827         13,585
Jan 98     21,809            20,827             23,139         13,801
Apr 98     21,968            20,980             23,245         13,843

The Lehman Brothers Government Bond Index is an unmanaged index of all U.S. government bonds. The Consumer Price Index is a measurement of inflation for all urban consumers (CPI-U). The Index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

+ The performance of the Class B shares and Class S shares was different than that indicated by the lines shown above for the Class A shares, based on the difference in sales loads and fees paid by Class B and Class S shareholders.

++ Represents inflation

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns as of 4/30/98                              1 Year       5 Year           10 Year
Class A Shares
       Fund (not adjusted for sales charge)                             11.21%        6.24%            8.19%
       Fund (adjusted for the maximum 4.5% sales charge)                 6.17%        5.27%            7.69%
       Lehman Brothers Government Bond Index                            11.05%        6.65%            8.80%

Average Annual Total Returns as of 4/30/98                              1 Year       5 Year       Since Inception
Class B Shares                                                                                      March 1994
       Fund (not adjusted for sales charge)                             10.27%         N/A             6.78%
       Fund (adjusted for the maximum contingent deferred sales charge)  5.27%         N/A             6.38%
       Lehman Brothers Government Bond Index                            11.05%         N/A             7.70%
------------------------------------------------------------------------------------------------------------------

Class S share total return (not annualized) from the inception date of March 23, 1998 through April 30, 1998 was 0.31%, -4.68% adjusted for the maximum CDSC.

--------------------------------------------------------------------------------
                u.s. government securities portfolio composition*
--------------------------------------------------------------------------------

relatively high level of income for shareholders. The Class A share SEC Yield for the 30-days ended April 30, for the Fund was 6.27% (5.77% for Class B shares). Additionally, because the Fund has an intermediate maturity profile, the Net Asset Value (NAV or price per share) increased as the general level of interest rates declined for the period.

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

Interest rates dropped marginally during the six-month period, which had positive effects on the Fund and its total return performance. Because of the drop in interest rates, mortgage-backed securities tended to underperform other sectors as investors were nervous about the prospects for increased prepayments. Lower rates provided an environment conducive to prepayments as refinancing increased significantly in the early part of January. After rates stabilized and prepayment expectations waned, the performance of mortgage-backed securities gained strength relative to other bond sectors as rates then moved within a trading range. If interest rates remain relatively stable, as seen during these months, mortgages tend to perform relatively well. In addition, the Fund took advantage of some low prices of mortgage-backed investments to increase its overall investment in the sector.

Were there any shifts in the Fund's portfolio holdings/sectors that have had a significant impact on Fund performance?

Due to the merger with the Sierra U.S. Government Fund and the related inflows of assets, as well as our outlook for mortgage-backed securities, the Fund increased its exposure to this sector. Although management's overall outlook remains the same, the Fund's average maturity and duration--a measurement of price sensitivity to changes in interest rates, declined slightly in the period. The Fund remains focused on securities that are non-callable and have a low probability, we believe, of being prepaid.

What is our intermediate- and long-term outlook for the Fund?

The long-term strategy of the Fund is to have a significant percentage of its holdings in mortgage-backed securities. Over a complete cycle of interest rates, mortgage securities should continue to provide a high level of income. The Fund will maintain its intermediate maturity structure since we believe that type of structure typically offers the best risk/reward profile on the yield curve (the distribution of yields ranging from short to long maturities). An intermediate maturity structure will also provide value given the current outlook for a continuation of the secular decline of interest rates.

                           [PIE CHART APPEARS HERE]

--------------------------------------------------------------------------------
               U.S. government SECURITIES portfolio COMPOSITION*

     FHLMC ......................................................  34%
     GNMA .......................................................  27%
     FNMA .......................................................   6%
     GNMA II ....................................................   3%
     CMOs .......................................................   6%
     U.S. Treasury Notes ........................................  13%
     U.S. Treasury Bonds ........................................  11%

                                                      * Percent of net assets
--------------------------------------------------------------------------------

What is our overall economic outlook for the next 12 months?

Over the next twelve months we expect the economy to exhibit moderate growth. The effects of these events in Asia should help keep growth and inflation under control. Global price competition and the higher levels of imports into the United States should lend to this scenario. Overall, there continues to be worldwide structural forces at work (fiscal austerity, demo-graphics, excess capacity) which should keep inflation under control for the next 3-5 years.

income fund


Portfolio Manager

The Income Fund is managed by a fixed-income team led by Senior Portfolio Manager Gary Pokrzywinski, who has over 12 years of asset management experience and has been with WM Advisors, Inc. for more than 5 years. Mr. Pokrzywinski is a Chartered Financial Analyst and holds a Business Degree from the University of Wisconsin.

What were the most significant factors contributing to the Fund's performance over the past 6 months?

The fixed-income market benefited from low inflation and an overall "flight to quality" stemming from the Asian economic crisis. Many investors worldwide moved assets from volatile global regions to U.S. domestic securities. The yield on the 30-year Treasury dropped to a record low in January of 1998 and closed the period under 6%. Given this positive economic backdrop, the Income Fund's performance for the six months ended April 30, 1998 was 3.24% (-1.41% adjusted for the maximum sales charge).+

The large percentage of corporate and mortgage bond holdings in the Fund produced a high level of

                           [LINE GRAPH APPEARS HERE]

                 growth of a $10,000 investment (class A shares)

                            Fund (adjusted
            Fund (not          for the         Lehman Brothers
           adjusted for      maximum 4.5%        Government/
           sales charge)     sales charge)     Corporate Index     Inflation

Apr 88       10,000             9,550              10,000           10,000
Jan 89       10,453             9,983              10,586           10,341
Jan 90       10,979            10,485              11,771           10,878
Jan 91       12,089            11,545              13,069           11,493
Jan 92       13,860            13,236              14,787           11,793
Jan 93       15,381            14,689              16,498           12,174
Jan 94       16,991            16,226              18,200           12,482
Jan 95       16,188            15,460              17,634           12,832
Jan 96       19,471            18,595              20,759           13,182
Jan 97       20,064            19,161              21,256           13,585
Jan 98       22,312            21,308              23,629           13,801
Apr 98       22,646            21,627              23,773           13,843

+ The performance of the Class B shares and Class S shares was different than that indicated by the lines shown above for the Class A shares, based on the difference in sales loads and fees paid by Class B and Class S shareholders.

++ Represents inflation

Index total returns were calculated from 4/30/88 to 4/30/98. The Lehman Brothers Government/Corporate Index is unmanaged and represents all government and corporate bonds. The Consumer Price Index is a measurement of inflation for all urban consumers (CPI-U). The Index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns as of 4/30/98                              1 Year       5 Year           10 Year
Class A Shares
       Fund (not adjusted for sales charge)                             12.55%        7.34%            8.52%
       Fund (adjusted for the maximum 4.5% sales charge)                 7.54%        6.35%            8.02%
       Lehman Brothers Government/Corporate Index                       11.33%        6.90%            9.05%


Average Annual Total Returns as of 4/30/98                              1 Year       5 Year       Since Inception
Class B Shares                                                                                      March 1994
       Fund (not adjusted for sales charge)                             11.63%         N/A             7.86%
       Fund (adjusted for the maximum contingent deferred sales charge)  6.63%         N/A             7.47%
       Lehman Brothers Government/Corporate Index                       11.33%         N/A             7.99%
------------------------------------------------------------------------------------------------------------------

Class S share total return (not annualized) from the inception date of March 23, 1998 through April 30, 1998 was -0.09%, -5.06% adjusted for the maximum CDSC.

--------------------------------------------------------------------------------
                        income fund portfolio composition
--------------------------------------------------------------------------------

current income during the period. The Fund's Class A share SEC yield for the 30 days ended April 30 was 6.15% (5.66% for Class B shares). However, some of this income was offset by a general industry-wide price underperformance of corporate securities and a few specific fund holdings that underperformed relative to the overall market. Conversely, the intermediate-maturity profile of securities in the Fund provided positive results as interest rates dropped and prices correspondingly increased. The high-yield component of the portfolio also provided strong results for the period as that sector tended to outperform other fixed-income sectors. Overall, Fund performance was consistent with the growth levels of the domestic economy and the overall results experienced by fixed-income investments in general.

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

Because of its intermediate maturity and duration--a measurement of sensitivity to interest rate changes--the Fund performance generally cycles with market rates. After a significant decline in rates during November and December of 1997, interest rates stabilized and traded in a relatively small range during the first four months of 1998. Although volatility did exist, as economic uncertainty and inflation prospects were digested by the market, the overall effect was positive for the period.

As some corporate holdings lost relative value in the period, the Fund took advantage of the lower prices of corporate securities and increased the percentage of the portfolio allocated to this sector.

Were there any shifts in the Fund's portfolio holdings/sectors that have had a significant impact on Fund performance?

Although there were no major structural changes in the overall portfolio and its management, the inflow of assets from the merger with Sierra Corporate Income Fund changed the make-up of the Fund to some extent. There is now a larger percentage of assets in corporate holdings in an attempt to boost overall yield. However, the broad aspects of average quality, average maturity and sector allocation did not change significantly. The Fund remains positioned with an intermediate average maturity of around 11 years and an average quality of bond issues at A-./1/

Internal credit research of individual corporate securities is one of the primary ways the Fund's management seeks to add value to its shareholders. Each company is scrutinized and its business prospects are analyzed in an attempt to find value relative to the overall market.

                           [PIE CHART APPEARS HERE]

--------------------------------------------------------------------------------
                       INCOME fund PORTFOLIO composition
--------------------------------------------------------------------------------

     Industrial .................................................  57%
     Financial ..................................................  13%
     Yankee Bonds ...............................................   9%
     Electric ...................................................   6%
     Government Agency and Agency Backed ........................   6%
     CMOs .......................................................   2%
     Treasuries .................................................   4%
     Preferred Stock ............................................   2%
     Cash & Other ...............................................   1%

What is our intermediate- and long-term outlook for the Fund?

We expect the Fund to continue to invest a large percentage of assets in corporate securities, and to a lesser extent, mortgage-backed and Treasury securities. Shifts in these sectors will occur dependent upon our overall outlook for the business cycle. The Fund will continue to position investments at the longer end of the intermediate maturity range to take advantage of the prospects of continued market declines in interest rates. The current inflation environment supports this outlook as global price pressures remain very weak and real returns (inflation adjusted) remain strong.

What is our overall economic outlook for the next 12 months?

Over the next twelve months we expect the economy to exhibit moderate growth. The effects of the fallout in Asia should help keep growth and inflation under control. Global price competition and higher levels of imports into the United States supports this scenario. Overall, there continues to be worldwide structural forces at work (fiscal austerity, demographics, excess capacity) which should keep inflation under control for the next 3-5 years. In this environment, corporate credit quality should continue to improve at a modest pace as companies are able to grow and flourish.


/1/ As rated by Standard & Poor's
tax-exempt bond fund


Portfolio Manager

Brian Placzek of WM Advisors, Inc. is the portfolio manager for the Tax-Exempt Bond Fund. Mr. Placzek is a Chartered Financial Analyst and has been with WM Advisors, Inc. for over seven years.


What were the most significant factors contributing to the Fund's performance over the past 6 months?

The past six months has been a dramatic period for fixed-income investors and for shareholders of the Tax-Exempt Bond Fund. During the period, interest rates in the Treasury market declined. As 1997 closed, long-term Treasury yields experienced significant reductions. A slowdown in growth stemming from the Asian crisis and low global inflation helped push rates lower. Conversely, municipal yields ended the period higher. This divergence may lay the foundation for better relative performance by municipals going forward.

The merger of Sierra National Municipal Fund resulted in a large inflow of assets, but did not change the style or strategy of the Fund. Overall, the Fund's total return for Class A shares appreciated 2.37% (-2.24% adjusted for the maximum sales charge) during the period.+

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

In late 1997, a lack of inflation (falling to the

                           [LINE GRAPH APPEARS HERE]

                 growth of a $10,000 investment (class A shares)

                           Fund (adjusted
           Fund (not          for the       Lehman Brothers
          adjusted for      maximum 4.5%       Municipal
          sales charge)     sales charge)        Index        Inflation

Apr 88       10,000            9,550            10,000         10,000
Jan 89       10,762           10,278            10,787         10,341
Jan 90       11,344           10,834            11,653         10,878
Jan 91       12,354           11,798            12,730         11,493
Jan 92       13,624           13,010            14,120         11,793
Jan 93       15,004           14,328            15,507         12,174
Jan 94       16,891           16,131            17,407         12,482
Jan 95       16,097           15,373            16,788         12,832
Jan 96       18,554           17,719            19,317         13,182
Jan 97       18,929           18,077            20,057         13,585
Jan 98       20,734           19,801            22,085         13,801
Apr 98       20,552           19,627            22,012         13,843

+ The performance of the Class B shares and Class S shares was different than that indicated by the lines shown above for the Class A shares, based on the difference in sales loads and fees paid by Class B and Class S shareholders.

++ Represents inflation

The Lehman Brothers Municipal Bond Index is unmanaged and includes all investment grade municipal bond issues. The Consumer Price Index is a measurement of inflation for all urban consumers (CPI-U). The Index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

-------------------------------------------------------------------------------------------------------------
Average Annual Total Returns as of 4/30/98                              1 Year     5 Year         10 Year
Class A Shares
       Fund (not adjusted for sales charge)                              8.36%      5.70%          7.47%
       Fund (adjusted for the maximum 4.5% sales charge)                 3.48%      4.73%          6.97%
       Lehman Brothers Municipal Index                                   9.30%      6.51%          8.21%


Average Annual Total Returns as of 4/30/98                              1 Year     5 Year     Since Inception
Class B Shares                                                                                  March 1994
       Fund (not adjusted for sales charge)                              7.47%       N/A           5.85%
       Fund (adjusted for the maximum contingent deferred sales charge)  2.47%       N/A           5.44%
       Lehman Brothers Municipal Index                                   9.30%       N/A           7.69%
-------------------------------------------------------------------------------------------------------------

Class S share total return (not annualized) from the inception date of March 23, 1998 through April 30, 1998 was -0.79%, -5.73% adjusted for the maximum CDSC.

--------------------------------------------------------------------------------
                     tax-exempt bond portfolio composition*
--------------------------------------------------------------------------------

lowest levels since the 1960s), helped pull bond yields down. This was compounded by the explosion of the Asian crisis, which culminated with fears that South Korea would default on its debt at the beginning of 1998. U.S. bond yields benefited from a general "flight to quality" and from a belief that the collapse in Asia would slow our strong economy. This slowing could help keep inflation under control. Bond investors reacted favorably, pushing the yield on the 30-year Treasury bond to an all-time low of 5.69%.

The panic in Asia eased somewhat after January. Concerns then revived about the strength of the domestic economy. Confronted with record home sales, soaring consumer confidence, and unemployment at a 28-year low, market participants worried about the potential for an increase in inflation. Bond yields rose from their January lows, but finished the period lower, with the yield on the 30-year Treasury closing under 6%.

Municipal bonds, however, performed poorly over the same period. Like Treasuries, municipal bond yields attained their period lows in January when AAA rated 30-year municipal bond yields fell to 4.88%/1/. However, yields on municipal bonds ended the period generally higher. This had a negative impact on Fund performance relative to taxable investments.

The poor performance of municipal bonds can be attributed to lower levels of demand coupled with an onslaught of supply. Cash flows into municipal bond funds have been generally weak, but the supply side has driven performance. There has been a high degree of issuance from municipalities. As rates declined, municipalities issued new bonds to refinance existing bonds at the lower rates. Furthermore, whereas federal government issuance has declined, new money issuance (bonds not issued to refinance bonds) by municipalities rose about 27% during the first part of 1998 (relative to 1997).

Were there any shifts in the Fund's portfolio holdings/sectors that have had a significant impact on Fund performance?

The overall look of the Fund changed slightly after the merger with the Sierra National Municipal Fund. Heavy sector investments in either Fund, such as hospitals in the Sierra Fund or utilities in the Composite Fund, were offset by under-representation in its counterpart. Generally, the combination of the two created a fund that is typical of the industry average. It is noteworthy that the credit quality remains in the AA category, and we intend to maintain that average.1 A change for former Composite shareholders who are individuals has been the addition of bonds subject to the Alternative Minimum Tax (AMT)./2/ Such bonds comprise about 15% of the overall assets in the Fund. AMT bonds can offer a higher yield than other bonds from a given issuer. Depending on an individual shareholder's circumstances, AMT treatment may or may not give rise to individual tax liabilities.

                           [PIE CHART APPEARS HERE]

--------------------------------------------------------------------------------
                    TAX-EXEMPT bond PORTFOLIO composition*
--------------------------------------------------------------------------------

     AAA ...................................................  39%
     AA ....................................................  26%
     A .....................................................  17%
     BBB ...................................................  14%
     BB & B ................................................   1%
     Cash ..................................................   2%
     Not Rated .............................................   1%

                                                   * Percent of net assets

What is our intermediate- and long-term outlook for the Fund?

Although the performance of municipal bonds has been poor relative to Treasuries, it may have established a basis for strong relative performance going forward. Municipal bond yields relative to treasuries are now at their cheapest level since the "Flat Tax Scare" of 1995. The months of June and July are normally periods of high municipal turnover, when maturities, bond calls, and coupon payments place a great deal of cash in the hands of investors. This can then incite demand in the market as reinvestment increases.

We plan to continue to focus investment into bonds that we believe have a low probability of being called. We intend to maintain our concentration in high quality bonds, with over one-third of the portfolio invested in insured bonds, and over two-thirds of the portfolio in AA or better rated securities./1/

What is our overall economic outlook for the next 12 months?

Current low levels of inflation are positive for all fixed-income investors. Given the effects of the Asian crisis and the corresponding global price competition, this trend should continue. More specifically, in the municipal market, the combination of municipal bonds "on sale," and municipal investors with an inflow of cash may be the right mix to prompt municipal bonds to outperform Treasury bonds in the coming months.


/1/ As rated by Standard & Poor's

/2/ A portion of the Fund's income may be subject to some state and/or local tax. In addition, exempt-interest dividends from the Fund will generally increase a corporate shareholder's exposure to AMT liability.

growth & income fund


Portfolio Manager

Philip M. Foreman, Senior Portfolio Manager of WM Advisors, Inc. has managed the Growth & Income Fund since joining the Firm in November, 1991. Mr. Foreman is both a Chartered Financial Analyst and a Certified Financial Planner, holds an MBA, and has over 12 years of experience in the investment industry.


What were the most significant factors contributing to the Fund's performance over the past 6 months?

The period was dominated by strong fundamental performance. Markets advanced on positive economic news and continued strength in earnings. This was especially evident in the larger-capitalized companies that dominate the Growth & Income Fund's portfolio. Although it underperformed relative to the S&P 500, the Fund's Class A shares total return appreciated 15.42% (9.07% adjusted for the maximum sales charge) for the period ended April 30, 1998.+

Another trend in domestic equity markets was that of mergers and acquisitions. Three of our holdings were bought out at substantial premiums to their previous

                           [LINE GRAPH APPEARS HERE]

                 growth of a $10,000 investment (class A shares)

                             Fund (adjusted
              Fund (not          for the
            adjusted for      maximum 5.5%     S&P 500
            sales charge)     sales charge)     Index     Inflation

Apr 88         10,000            9,450         10,000      10,000
Jan 89         11,283           10,663         11,704      10,341
Jan 90         11,446           10,817         13,389      10,878
Jan 91         11,908           11,253         14,511      11,493
Jan 92         14,446           13,651         17,805      11,793
Jan 93         16,057           15,174         19,676      12,174
Jan 94         17,836           16,855         22,205      12,482
Jan 95         17,784           16,805         22,332      12,832
Jan 96         23,967           22,648         30,942      13,182
Jan 97         29,847           28,205         39,102      13,585
Jan 98         36,290           34,294         49,642      13,801
Apr 98         40,682           38,444         56,506      13,843

+ The performance of the Class B shares and Class S shares was different than that indicated by the lines shown above for the Class A shares, based on the difference in sales loads and fees paid by Class B and Class S shareholders.

++ Represents inflation

The Standard & Poor's 500 Composite Index (S&P 500) represents an unmanaged weighted index of 500 companies. The Consumer Price Index is a measurement of inflation for all urban consumers (CPI-U). The index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns as of 4/30/98                              1 Year       5 Year           10 Year
Class A Shares
       Fund (not adjusted for sales charge)                             35.39%       20.41%           14.99%
       Fund (adjusted for the maximum 5.5% sales charge)                27.94%       19.05%           14.34%
       S&P 500 Index                                                    41.15%       23.25%           18.91%


Average Annual Total Returns as of 4/30/98                              1 Year       5 Year       Since Inception
Class B Shares                                                                                      March 1994
       Fund (not adjusted for sales charge)                             34.50%         N/A            23.08%
       Fund (adjusted for the maximum contingent deferred sales charge) 29.50%         N/A            22.83%
       S&P 500 Index                                                    41.15%         N/A            27.93%
------------------------------------------------------------------------------------------------------------------

Class S share total return (not annualized) from the inception date of March 23, 1998 through April 30, 1998 was 0.56%, -4.44% adjusted for the maximum CDSC.

--------------------------------------------------------------------------------
                   growth & income fund portfolio composition*
--------------------------------------------------------------------------------

trading prices and subsequently rewarded our shareholders: Zurn Industries, Greentree Financial and Waste Management. Also, some mega-cap securities benefited from a "flight to quality" and lack of Asian market exposure (GE, Merck and Abbott Labs are examples) during the period. The "flight to quality" transpired as many worldwide investors poured money into more predictable, large, U.S. corporations after the debacle in the Asian economies.

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

Heavy flow of money into large-cap index issues characterized the period. Larger-company stocks performed better than almost all other classes of equities. This was driven by economic conditions that produced low interest rates, slowing economic growth from Asian countries, and record levels of mergers and acquisitions. We believe most of the holdings in the Fund may benefit from moderate economic growth conditions as earnings are able to grow with low inflation and lower costs of capital. The Fund avoided commodity and basic industry issues during the period, as low cost Asian imports could negatively impact their profitability. The Fund also owned a number of good performing franchise businesses that have proved to be attractive for takeovers in today's business environment.

Were there any shifts in the Fund's portfolio holdings/sectors that have had a significant impact on Fund performance?

Due to its underweight in retail stocks, the Fund did not fully participate in the appreciation of this sector. We were, and still are, concerned by the lack of competitive advantage and barriers to entry in the industry. During the period, the Fund was overweighted in software at the expense of computer hardware and semiconductors. This proved to be beneficial, as software sales held up much better than mainframe computers and chips. This can be attributed to the lack of Asian competitors who, in these other sectors, greatly increased their exports into the United States after the currency crisis.

What is our intermediate- and long-term outlook for the Fund?

We continue to believe that we have a portfolio of good businesses that are trading at attractive prices. We still are finding plenty of companies to buy that we believe are "on sale," despite the high level of the overall market. We will maintain our overall value approach, focusing on businesses which are unique and we expect to generate sustainable cash flows and profitability. Our outlook calls for slowing economic growth, good money flows, and a continuation of mergers and acquisitions. All these factors provide a healthy environment for holdings of the Growth & Income Fund.

                           [PIE CHART APPEARS HERE]

--------------------------------------------------------------------------------
                  GROWTH & INCOME fund PORTFOLIO composition*
--------------------------------------------------------------------------------

     Financials ..............................................  18%
     Consumer ................................................  16%
     Capital Goods ...........................................  12%
     Technology ..............................................  15%
     Healthcare ..............................................  12%
     REITS ...................................................   3%
     Transportation ..........................................   2%
     Utilities ...............................................   7%
     Media/Telecom ...........................................  10%
     Convertible & Preferred .................................   5%

* differences from Financials are a result of a consolidation of industries or sectors.
--------------------------------------------------------------------------------

What is our overall economic outlook for the next 12 months

We see slowing corporate profits from the basic industry, commodity, and computer hardware/semiconductor sectors of the market place. Low cost Asian imports stemming from the currency crisis in these countries should keep prices and inflation low. Low global inflation should help maintain interest rates at flat to slightly lower levels, which should be very positive for stocks. Despite the possible volatility in certain industries, we maintain our positive long-term outlook for the equity markets and believe that current conditions continue to provide a strong backdrop for equity investment.

short term high
   quality bond fund


Portfolio Manager:
Gary Pokrzywinski
WM Advisors, Inc.

The Short Term High Quality Bond Fund is managed by a fixed-income team led by Senior Portfolio Manager Gary Pokrzywinski, who has over 12 years of asset management experience and has been with WM Advisors, Inc. for more than 5 years. Mr. Pokrzywinski is a Chartered Financial Analyst and holds a Business Degree from the University of Wisconsin.


Appendix B
Excerpts from Annual Report of WM Trust II dated June 30, 1998 Regarding Investment Performance

What were the most significant factors contributing to the Fund's performance over the past 12 months? The fixed-income market benefited from low inflation and an overall "flight to quality" stemming from the Asian economic crisis. Many investors worldwide moved assets from volatile global regions to U.S. Government securities. The yield on the 30-year Treasury dropped to a record low of 5.57% in June of 1998. Given this positive economic backdrop, the WM Short Term High Quality Bond Fund's total return for the 12 months ended June 30, 1998 was 5.91%, for Class A shares (2.38% adjusted for the maximum sales charge). Because the Fund has a short duration, it is less affected by changes in interest rates, and is less sensitive to fluctuations as long-term Funds. The Fund is managed to provide income to its shareholders and the 30-day SEC yield of the portfolio was 5.30% at the close of the period (4.73% for B shares).

                 growth of a $10,000 investment (class A shares)

                             [GRAPH APPEARS HERE]


                                                                                Lehman Brothers
                                                                                Mutual Fund Short
                Fund (Class A shares;           Fund (Class A shares;           (I-5) Investment
                not adjusted for sales          adjusted for the maximum        Grade Debt
                charge)                         3.5% sales charge)              Index /1/

Inception/1/
11/01/93        $10,005                         $ 9,655                         $ 9,991

Mar 94          $ 9,947                         $ 9,599                         $ 9,831

Jun 94          $ 9,927                         $ 9,580                         $ 9,816

Sep 94          $ 9,993                         $ 9,644                         $ 9,933

Dec 94          $ 9,842                         $ 9,497                         $ 9,910

Mar 95          $10,037                         $ 9,685                         $10,339

Jun 95          $10,366                         $10,003                         $10,800

Sep 95          $10,524                         $10,156                         $10,993

Dec 95          $10,829                         $10,450                         $11,340

Mar 96          $10,815                         $10,437                         $11,331

Jun 96          $10,890                         $10,509                         $11,437

Sep 96          $11,069                         $10,682                         $11,650

Dec 96          $11,274                         $10,879                         $11,918

Mar 97          $11,349                         $10,952                         $11,956

Jun 97          $11,560                         $11,156                         $12,284

Sep 97          $11,780                         $11,368                         $12,590

Dec 97          $11,925                         $11,508                         $12,783

Mar 98          $12,084                         $11,661                         $12,995

Jun 98          $12,246                         $11,817                         $13,224

The performance of the Class B Shares and Class S Shares was different than that indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

/1/ Index total returns were calculated from 10/31/93 to 6/30/98. The Lehman
    Brothers Mutual Fund Short (1-5) Investment Grade Debt Index includes all investment-grade, corporate debt securities with maturities of one to five years, assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

    During the period noted, the Advisor waived a portion of its management fees, the Advisor absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses or credits, yield and total return would have been lower.

================================================================================

Total Returns as of 6/30/98                                                         6 Month         1 Year        Since Inception*
                                                                                                                 (November 1, 1993)
CLASS A SHARES
      Fund (not adjusted for sales charge)                                           2.68%           5.91%              4.44%
      Fund (adjusted for the maximum 3.5% sales charge)                             -0.74%           2.38%              3.65%
      Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index/1/         3.44%           7.66%              6.17%

CLASS B SHARES                                                                      6 Month         1 Year        Since Inception*
                                                                                                                  (June 30, 1994)
      Fund (not adjusted for contingent deferred sales charge)                       2.30%           5.13%              4.60%
      Fund (adjusted for the maximum contingent deferred sales charge)              -1.70%           1.13%              4.39%
      Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index/1/         3.44%           7.66%              7.74%

CLASS S SHARES
      Fund (not adjusted for contingent deferred sales charge)                       2.30%           5.13%              4.60%
      Fund (adjusted for the maximum contingent deferred sales charge)              -2.70%           0.13%              4.17%
      Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index/1/         3.44%           7.66%              7.74%

      *Annualized
portfolio composition++

[PIE CHART APPEARS HERE]     1) AAA     64%
                             2) AA       9%
                             3) A        4%
                             4) BBB     23%


What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

Interest rates dropped during the past year. The effects of this was positive for the Fund and its total return performance. However, the income stream provided the largest impact on performance. Our position in asset-backed securities also helped to boost performance as that class provided relative strength. Because of the drop in interest rates, mortgage-backed securities tended to underperform other sectors as investors were nervous about the prospects for increased prepayments. Corporate yields did not fall as much as other fixed-income sectors towards the end of the period so we took advantage of good relative prices to add to these positions.

Were there any shifts in the Fund's portfolio holdings that have had a significant impact on Fund performance?

During the past 12 months, the Short Term Global Government Fund was merged into this Fund and WM Advisors took over the management of the merged Fund. Due to the merger and the inflows of assets, we used the cash to restructure the portfolio favoring corporate bonds and Treasury notes. We also decreased exposure to mortgage-backed securities which helped performance in the second quarter of 1998. Although the overall management outlook remains the same, the Fund's average maturity and duration--a measurement of price sensitivity to changes in interest rates--increased slightly in the period. We also maintained the Fund's position in asset-backed securities during the period.

What is our intermediate- and long-term outlook for the Fund?

The long-term strategy of the Fund is to continue to have a diversified portfolio of high-quality securities with a yield advantage. The Fund will invest a significant percentage of its holdings in corporates, asset-backed, and mortgage-backed securities. Over a complete cycle of interest rates, mortgage securities should continue to provide a high level of income. The Fund will maintain its short-term structure to lessen price volatility relative to long-term assets. We will shift the sector allocations depending upon our outlook for interest rates and the overall business cycle.

What is our overall economic outlook for the next 12 months?

Over the next 12 months we expect the economy to exhibit moderate growth. The effects of the fallout in Asia should help keep growth and inflation under control. Global price competition and the higher levels of imports into the United States should support this scenario. Overall, there continues to be worldwide structural forces at work (fiscal austerity, demographics, excess capacity) which should keep inflation under control for the next 3-5 years. Although there will be periods of volatility, we believe the overall interest rate trend is lower. These aforementioned factors should continue to produce slow growth and keep price pressures at bay.


Note: Bond ratings provided by Standard & Poors.

++ Allocation percentages are based on total investment value of the portfolio as of 6/30/98.

california
     municipal fund


Portfolio Manager:
Joseph Piraro
Van Kampen Investments

Mr. Piraro joined the company in 1992, and serves as Vice President and portfolio manager of Van Kampen Investments. He has had primary portfolio management responsibility for the California Municipal Fund since May 1992.


What were the most significant factors contributing to the Fund's performance over the past 12 months?

The strength of the economy, the decision by the Federal Reserve Board not to adjust short-term interest rates, and the financial problems in Asia significantly affected the U.S. bond markets. As inflation remained benign, the bond market rallied throughout the reporting period. The yield of the 30-year Treasury bond, which moves in the opposite direction of its price, fell from 6.79% on June 30, 1997 to 5.63% a year later.

The impact of the Asian financial crisis was evident in the underperformance of the tax-exempt market relative to treasuries. As problems in Asia have continued and the U.S. Dollar has risen relative to Asian currencies, demand for treasuries has increased. This "flight to quality" drove the yield on the 30-year Treasury down to historically low levels. The Federal Government's surplus also caused a reduction in issuance of treasury securities, resulting in fewer bonds to meet this strong demand.


                 growth of a $10,000 investment (class A shares)

                             [GRAPH APPEARS HERE]

Date            Fund (Class             Fund (Class             Lehman
                A Shares;               A Shares;               Brothers
                Not Adjusted            Adjusted for            Municipal
                For Sales               the Maximum             Bond
                Charge)                 4.5% Sales Charge)      Index/1/
Inception/1/
7/25/89         $10,080                 $ 9,626                 $10,000
Dec-89          $10,325                 $ 9,860                 $10,251
Jun-90          $10,598                 $10,122                 $10,537
Dec-90          $10,993                 $10,498                 $10,998
Jun-91          $11,357                 $10,846                 $11,487
Dec-91          $12,054                 $11,511                 $12,334
Jun-92          $12,556                 $11,991                 $12,841
Dec-92          $13,159                 $12,567                 $13,421
Jun-93          $14,294                 $13,651                 $14,375
Dec-93          $14,955                 $14,282                 $15,069
Jun-94          $13,982                 $13,352                 $14,400
Dec-94          $13,667                 $13,052                 $14,290
Jun-95          $15,040                 $14,363                 $15,670
Dec-95          $16,139                 $15,413                 $16,785
Jun-96          $16,003                 $15,283                 $16,710
Dec-96          $16,852                 $16,094                 $17,528
Jun-97          $17,414                 $16,631                 $18,089
Dec-97          $18,585                 $17,748                 $19,140
Jun-98          $19,023                 $18,167                 $19,654

The performance of the Class B Shares and Class S Shares was different than that indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

/1/ Index total returns were calculated from 7/31/89 to 6/30/98. The Lehman
    Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

    During the period noted, the Advisor waived a portion of its fees, absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses, or credits, yield and total return would have been lower.

================================================================================

Total Returns as of 6/30/98                                             6 Month      1 Year      5 Year*    Since Inception*
                                                                                                            (July 25, 1989)
CLASS A SHARES
      Fund (not adjusted for sales charge)                               2.37%        9.26%       5.89%           7.42%
      Fund (adjusted for the maximum 4.5% sales charge)                 -2.19%        4.38%       4.92%           6.87%
      Lehman Brothers Municipal Bond Index1                              2.69%        8.66%       6.46%           7.87%

CLASS B SHARES                                                          6 Month      1 Year      5 Year*    Since Inception*
                                                                                                            (June 30, 1994)
      Fund (not adjusted for contingent deferred sales charge)           1.99%        8.45%        N/A            7.21%
      Fund (adjusted for the maximum contingent deferred sales charge)  -3.00%        3.45%        N/A            6.80%
      Lehman Brothers Municipal Bond Index1                              2.69%        8.66%        N/A            8.09%

CLASS S SHARES
      Fund (not adjusted for contingent deferred sales charge)           1.99%        8.45%        N/A            7.21%
      Fund (adjusted for the maximum contingent deferred sales charge)  -3.00%        3.45%        N/A            6.80%
      Lehman Brothers Municipal Bond Index1                              2.69%        8.66%        N/A            8.09%

      *Annualized
portfolio composition++

[PIE CHART APPEARS HERE]     1) AAA       61%
                             2) AA         8%
                             3) A          7%
                             4) BBB        6%
                             5) Not Rated 18%


Because of supply and demand fundamentals, the municipal market did not perform as well as treasuries during the period. Historically, low interest rates have fueled refundings as well as new borrowings, resulting in a 51 percent increase in issuance year-to-date over 1997. Although these lower rates were not quite as attractive to investors seeking yield, demand did keep pace with supply. The good ratio of municipal yields to Treasuries attracted some individuals as well as cross-over buyers (institutions who typically purchase taxable securities). At the end of the reporting period, the Bond Buyer 40 Index (an index of 40 actively traded, long-term investment grade securities) had a yield of 5.22%, or 93% of long-term treasuries.

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

The duration (a measure of the price sensitivity to changes in interest rates) of the portfolio at the end of the period was 7.3 years, slightly shorter than our benchmark 8.3 years. As market conditions caused duration to shorten over the reporting period, we offset the market effect through the acquisition of long-term discount securities and the sale of premium bonds. While the duration of the securities in the portfolio was shorter than our target, we felt it was more beneficial to our shareholders to maintain the core positions in the portfolio than to lengthen the duration.

As of June 30, 1998, the 30-day SEC yield of the Fund's Class A shares was 4.24% or 7.74% on a tax-equivalent basis (3.69% and 6.74% for B shares).2 Yield spreads between credit ratings remain very narrow. As a result, most acquisitions focused on AAA-rated securities, which we felt had more relative value than lower-rated paper. While we continue to seek non-rated offerings to add yield to the Fund, we saw few opportunities that rewarded the investor for the additional credit risk. On June 30, 1998, over 62 percent of assets were AAA-rated, up slightly over the period. The quality sector of the market performed well during the year.

Were there any shifts in the Fund's portfolio holdings/sectors that had a significant impact on the Fund's performance?

Health care exposure increased by almost 10 percent to 14 percent of assets. Although most of these bonds are insured, they tend to trade at a small yield advantage over other sectors. Additionally, health care continues to be the best performing sector of the revenue bond index. As a result of this increase, we decreased our exposures to the transportation, tax district, and multi-family housing sectors. We also decreased our exposure to securities that are subject to the Alternative Minimum Tax (AMT). As the yield spread between AMT and non-AMT offerings narrowed, we saw an opportunity to sell several positions at a profit and, at the same time, use some of the proceeds of these sales to invest in discount securities to extend duration.

The Fund has excellent diversification, with exposure to 15 industries. Because of the attractive yields on our current holdings, as well the good balance between sectors, we do not expect significant changes in the near future. The credit quality of the portfolio remains very high, and we will maintain that level given the demand for quality California securities and the relative attractiveness of these bonds.

What is our overall economic outlook for the next 12 months?

Despite the strong economy, inflation has remained dormant as a result of weak commodity prices and a strong Dollar. There are, however, hints that the good news on inflation could be coming to an end. The various domestic factors that might have prompted serious fears about inflation were offset by the Asian situation. Currently, the situation overseas could create a dilemma. After the decision to support the Yen, raising U.S. interest rates would be counter-productive since it would strengthen the U.S. Dollar. However, if competition from Asia does not sufficiently cool the U.S. economy, the Fed may feel compelled to raise short-term rates, which would put upward pressure on long-term rates. With its status as a shipping and import/export hub, any ripples that rock Asia are likely to be felt in California.

We will maintain our slightly bullish duration, as we expect the low interest rate environment to continue in the near term, but we are not overly bullish on the market as a whole. Unless the taxable market makes a significant move, we expect municipal yields to remain within their recent trading range. The supply of municipal issues looks like it will remain strong, possibly setting an annual record for the industry. As the second largest state issuer, we expect the California market will play a big role in this surge of volume.


/2/ Tax-equivalent yield is based on Federal income taxes at 39.6% and California income taxes at 9.3%, and the federal deduction of state taxes paid. A portion of income may be subject to some State and/or local taxes, and for certain investors, may be subject to the federal alternative minimum tax (AMT).


Note: Bond ratings provided by Standard & Poors.

++ Allocation percentages are based on total investment value of the portfolio as of 6/30/98.

growth fund


Portfolio Manager:

Warren Lammert

Janus Capital Corporation

Mr. Lammert is a graduate of Yale University and the London School of Economics. He first joined Janus in January 1987 and has been portfolio manager of the Growth Fund since its inception. He is a Chartered Financial Analyst.

What were the most significant factors contributing to the Fund's performance over the past 12 months?

For the past 12 months, the stock market has put up very impressive numbers, with the S&P 500 Index gaining over 30%. Meanwhile, the Fund returned 35.43%.

Looking back, market performance has been quite volatile over the past year. After a broad market rally last summer, equities came under pressure by year-end amid a few disappointing announcements and the growing financial crisis in Asia. We took this opportunity, however, to expand our positions in several promising technology stocks, which have performed well for us. Domestic equities posted impressive gains in the first part of 1998 and managed to build on these results early in the second quarter. Then the market experienced renewed volatility, reflecting mounting concerns over Asia and related uncertainty surrounding corporate profits. Consequently, stocks lost ground in late May and early June. Equities proved resilient, however, and managed to end the second quarter of 1998 with a strong rally, thanks to a significant drop in long-term interest rates and a resurgent technology sector.

Portfolio returns benefited as several of our issues came alive at the end of the period, adding to strong results accumulated since the start of the year. Robust portfolio performance continues to reflect our emphasis on companies with dominant franchises and exceptional earnings growth.




                 growth of a $10,000 investment (class A shares)


Growth       Fund (Class A   Fund (Class A         Standard &
Fund         shares; not     shares; adjusted      Poor's 500
             adjusted for    for the minimum        Composite
             sales charge)   5.5% sales charge)       Index/1/

Inception/1/
4/5/93         $10,000           $ 9,450
Jun-93         $10,720           $10,130             $10,297
Sep-93         $11,250           $10,631             $10,560
Dec-93         $11,680           $11,038             $10,805
Mar-94         $11,740           $11,094             $10,395
Jun-94         $10,730           $10,140             $10,439
Sep-94         $11,870           $11,217             $10,949
Dec-94         $11,756           $11,109             $10,947
Mar-95         $12,507           $11,819             $12,011
Jun-95         $14,199           $13,418             $13,156
Sep-95         $15,681           $14,819             $14,201
Dec-95         $16,018           $15,137             $15,056
Mar-96         $17,312           $16,360             $15,863
Jun-96         $17,812           $16,832             $16,575
Sep-96         $18,822           $17,787             $17,087
Dec-96         $18,728           $17,698             $18,510
Mar-97         $17,535           $16,570             $19,007

The performance of the Class B Shares and Class S Shares was different than that indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

1 Index total returns were calculated from 4/30/93 to 6/30/98. The Standard & Poor's 500 Composite Index (S&P 500) represents an unmanaged weighted index of 500 industrial, transportation, utility, and financial companies widely regarded by investors as representative of the stock market. The index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

     During the period noted, the Advisor waived a portion of its management fees and absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses or credits, yield and total return would have been lower.


Total Returns as of 6/30/98                                             6 Month      1 Year      5 Year*    Since Inception*
                                                                                                            (April 5, 1993)
CLASS A SHARES
      Fund (not adjusted for sales charge)                              30.09%       35.43%      20.06%          20.67%
      Fund (adjusted for the maximum 5.5% sales charge)                 22.90%       27.96%      18.72%          19.38%
      Standard & Poor's 500 Composite Index/1/                          17.72%       30.21%      23.07%          22.94%

CLASS B SHARES                                                          6 Month      1 Year      5 Year*    Since Inception*
                                                                                                             (June 30, 1994)
      Fund (not adjusted for contingent deferred sales charge)          29.60%       34.43%        N/A           24.74%
      Fund (adjusted for the maximum contingent deferred sales charge)  24.60%       29.43%        N/A           24.48%
      Standard & Poor's 500 Composite Index/1/                          17.72%       30.21%        N/A           29.18%

CLASS S SHARES
      Fund (not adjusted for contingent deferred sales charge)          29.58%       34.40%        N/A           24.74%
      Fund (adjusted for the maximum contingent deferred sales charge)  24.58%       29.40%        N/A           24.48%
      Standard & Poor's 500 Composite Index/1/                          17.72%       30.21%        N/A           29.18%

      *Annualized
portfolio composition++

[PIE CHART APPEARS HERE]

1 Technology             34%
2 Telecommunications     19%
3 Healthcare             13%
4 Financials             10%
5 Media                  10%
6 Capital Goods           5%
7 Consumer Stocks         4%
8 Business Services       4%
9 Energy                  1%

What market conditions affected the Fund's performance during the period, and what investment techniques were used to address those conditions?

The large-stock indices continued to be tough competitors for active managers, in part because investors are favoring large-capitalization stocks for their perceived earnings stability and liquidity. Additionally, the trend toward indexing continues to bolster the stocks that comprise the S&P 500 Index, as new money chases returns. However, we are starting to see more of an emphasis on earnings growth, because broad S&P 500 profits are coming under increasing pressure from Asian weakness and rising labor costs. As a slowdown in corporate earnings continues to unfold, those companies with more positive earnings characteristics should receive renewed attention, regardless of their size. We are confident that our research will continue to identify those companies can meet or exceed their earnings projections, and these companies will be rewarded for their performance.

Were there any shifts in the Funds Portfolio's holdings/sectors that have had a significant impact on performance?

The Portfolio reflects our commitment to a variety of themes, particularly technology, pharmaceuticals, cable and financial services. In 1998, we created a more focused portfolio, shortening our list of names and trimming a number of smaller positions.

Among our technology stocks, our positions in Dell, Microsoft, and America Online (AOL) have all performed well. Dell continues to exploit its highly-successful business model, despite a generally weak environment for PC manufacturers. Meanwhile, Microsoft advanced strongly after overcoming concerns related to the Justice Department's antitrust suit. The company is beginning a major new product cycle with the current launch of Windows 98 and the rollout of Windows NT 5.0 later this year. Additionally, AOL, supported by the growing acceptance of the Internet as a new media avenue, continues to perform well.

We have also succeeded with our Internet positions, including Amazon.com, the leading Internet book and music retailer. Amazon.com was added to the Fund during the second quarter, and the stock price more than doubled over a thirteen-day period in June. While we are excited about Amazon.com's prospects, given its strong brand name and explosive growth, we also realize that such quick gains can easily reverse themselves. Consequently, we opted to trim the position at a significant profit.

Several of our pharmaceutical stocks have also performed exceptionally well, including Warner-Lambert and Pfizer. Both companies continue to experience strong results from their new product launches, effectively driving revenues higher. More recently, we also added Cognizant, which owns IMS, a provider of prescription and market share data for pharmaceutical companies.

During the period, a number of developments helped to validate our thesis on the cable industry--an area that remains very compelling. After years of equipment and infrastructure upgrades, cable operators are on the verge of rolling out a two-way digital platform that will allow a variety of new services, including telephony data and expanded video offerings. These factors, combined with a dramatic decline in capital expenditures, create a promising outlook. As a result, we built positions in Comcast, Time Warner, Media One, and Tele-Communications, Inc. (TCI), all of which performed very well. In addition, AT&T's recent decision to purchase TCI highlights the value of the cable pipeline, and we believe the combined entity will unlock a variety of important synergies moving ahead.

What is our intermediate- and long-term outlook for the Fund?

We remain generally positive on the outlook for equities; however, Asian weakness and the impact of the strong Dollar remain a concern. For this reason, we emphasize companies with robust earnings growth that are well-insulated from Asia's downturn. As always, we rely on Janus' strategy to find promising individual companies with strong fundamentals and positive earnings growth potential. We also continue to follow our disciplined portfolio approach and are willing to trim positions that are fully priced or where our earnings estimates appear to be in jeopardy.

What is our overall economic outlook for the next 12 months?

Looking ahead, Asia's continuing economic difficulties contribute an element of uncertainty to global markets. Japan's economy has moved into a severe recession, brought about by the Japanese government's failure to enact meaningful economic reforms and by its fragile banking system. Additionally, the recent weakness in the Yen versus the U.S. Dollar highlights the currency risk that still lingers throughout the region. On the positive side, Asia's slowdown has been an effective brake on the global economy and has helped keep domestic inflation in check, despite an impressive U.S. expansion. As a result, domestic interest rates continue to reflect these positive fundamentals and remain at very low levels.


++ Allocation percentages are based on total investment value of the portfolio as of 6/30/98.

     Differences from financial statements are a result of a consolidation of industries or sectors.